                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  Investment Company Act file number: 811-05115

               LINCOLN NATIONAL GLOBAL ASSET ALLOCATION FUND, INC. (Exact name of registrant as specified in charter)

                            1300 South Clinton Street
                            Fort Wayne, Indiana 46802
               (Address of principal executive offices) (Zip code)

                            Elizabeth Frederick, Esq.
                     Lincoln National Life Insurance Company
                            1300 South Clinton Street
                            Fort Wayne, Indiana 46802
                     (Name and address of agent for service)

                        Copies of all communications to:
                             Jeffrey S. Puretz, Esq.
                                   Dechert LLP
                              1775 Eye Street, N.W.
                              Washington, D.C. 2006

Registrant's telephone number, including area code: (260) 455-2000

Date of fiscal year end: December 31, 2002

Date of reporting period: January 1, 2002 through December 31, 2002

                          GLOBAL ASSET ALLOCATION FUND

                           [PUTNAM INVESTMENTS LOGO]

                               Lincoln National
                               Global Asset Allocation Fund, Inc.
                               Annual Report
                               December 31, 2002

LINCOLN NATIONAL GLOBAL ASSET ALLOCATION FUND, INC.

INDEX

COMMENTARY
STATEMENT OF NET ASSETS
STATEMENT OF OPERATIONS
STATEMENTS OF CHANGES IN NET ASSETS
FINANCIAL HIGHLIGHTS
NOTES TO FINANCIAL STATEMENTS
REPORT OF ERNST & YOUNG LLP, INDEPENDENT AUDITORS
OFFICER/DIRECTOR INFORMATION

LINCOLN NATIONAL
GLOBAL ASSET ALLOCATION FUND, INC.
ANNUAL PORTFOLIO COMMENTARY
For the year ended December 31, 2002

Managed by:

                                                       [PUTNAM INVESTMENTS LOGO]

The Lincoln National Global Asset Allocation Fund returned -11.9%, underperforming its custom benchmark (50% S&P 500 Index, 40% Lehman Brother Aggregate Bond Index, and 10% Morgan Stanley EAFE Index), which returned -9.3% for the year ended December 31, 2002.

Global equity markets declined for a third-consecutive year in 2002. Sluggish global economic growth, a lack of corporate profits and investment, a looming war in Iraq, and a spate of U.S. corporate accounting scandals all weighed heavily on U.S. equities throughout the year. Developed international equity markets followed U.S. equity markets down, with Germany registering among the largest losses. Japan remained mired in malaise, awaiting banking reform and relief from deflationary pressures. Emerging equity markets fared somewhat better, although they also declined over the year.

Fixed-income markets were a bright spot, as investors fled equities for the "safe haven" of bonds. The U.S. Federal Reserve kept interest rates steady until November, when it implemented a 50-basis-point cut in the fed funds rate, apparently inspiring action by the European Central Bank, which also cut rates at year-end.

The tactical asset allocation strategy had the largest negative impact, as an overweight position in U.S. equities versus U.S. bonds more than offset gains in U.S. bonds and international stocks. Among the portfolio's equity components, the U.S. small-cap growth sleeve had the largest positive effect, followed by the small-cap value component. The U.S. high-yield and convertible bond components also made positive contributions. Currency positions had a favorable impact due to overweights to the Australian dollar and Norwegian krone.

Entering 2003, our quantitative valuation models indicate that most of the world's major equity markets have moved closer to fair value from extremely undervalued levels in October. Driving this change have been the recovery in equities and an increase in bond yields during the fourth quarter. Our top-down econometric models are recommending a less aggressive stock versus bond preference and few significant exposures along geographic, market capitalization, or style dimensions. While we expect Treasury yields to continue rising slowly, we are more constructive on corporate bonds and expect spreads to continue to narrow as economic growth prospects improve. The dollar remains under pressure and should fall further against European currencies and the pound sterling as the year unfolds.

Putnam Investments

Growth of $10,000 invested 1/1/93 through 12/31/02

[CHART]

This chart illustrates, hypothetically, that $10,000 was invested in the Global Asset Allocation Fund on 1/1/93. As the chart shows, by December 31, 2002, the value of the investment at net asset value, with any dividends and distributions reinvested, would have grown to $19,024. For comparison look at how the indices did over the same period. Past performance is not indicative of future performance. Remember, an investor cannot invest directly in an index.

Average annual return             Ended
on investment                     12/31/02
------------------------------------------
One Year                          -11.89%
------------------------------------------
Five Years                        - 0.61%
------------------------------------------
Ten Years                         + 6.64%
------------------------------------------

* MSCI EAFE Index - consists of more than 900 securities from selected countries in Europe, Australasia and the Far East. Standard & Poor's 500 Index -- Broad based measurement of changes in stock market conditions based on average performance of 500 widely held common stocks. Salomon Brothers World Government Bond Index -- A measurement of government bonds in ten global markets. Lehman Brothers Aggregate Bond Index -- Composed of securities from Lehman Brothers Government/Credit Bond Index, Mortgage Backed Securities Index, and the Asset-Backed Securities Index.

                        Global Asset Allocation Fund  1

LINCOLN NATIONAL
GLOBAL ASSET ALLOCATION FUND, INC.

STATEMENT OF NET ASSETS##
December 31, 2002

                                         Number        Market
COMMON STOCK - 62.62%                    of Shares     Value (US$)
-------------------------------------------------------------------
AEROSPACE & DEFENSE - 0.61%
-------------------------------------------------------------------
+     Aviall                                   7,600   $     61,180
      Boeing                                   5,122        168,975
      British Aerospace (United Kingdom)      22,909         45,640
+     Ducommun                                 2,180         34,553
      Engineered Support Systems               4,800        175,968
      Honeywell International                  8,938        214,512
      Kaman Class A                            1,530         16,830
      Lockheed Martin                          8,101        467,832
      Northrop                                 1,806        175,182
      Raytheon                                   950         29,213
      Rockwell Collins                         3,226         75,037
-------------------------------------------------------------------
                                                          1,464,922
AUTOMOBILES & AUTOMOTIVE PARTS - 0.92%
-------------------------------------------------------------------
+     Advance Auto Parts                       1,500         73,350
+     American Axle & Manufacturing              300          7,026
+     AutoZone                                   952         67,259
      B.F. Goodrich                              300          5,496
      Bandag                                   1,700         65,756
      Bayerische Motoren Werke (Germany)       9,766        296,692
+     CSK Auto                                 5,400         59,400
      Dura Automotive Systems                  1,250         12,550
      Ford Motor                               1,200         11,160
      Honda Motor Limited (Japan)              7,500        277,450
+     Lear                                     1,400         46,592
      Paccar                                     200          9,226
      Pep Boys                                 3,100         35,960
      Polaris Industries                       1,025         60,065
      PSA Peugeot Citroen (France)             2,291         93,426
+     Sonic Automotive                         1,300         19,331
      Spartan Motors                           2,230         25,377
      Thor Industries                          3,130        107,766
      Toyota Motor (Japan)                    35,900        965,038
-------------------------------------------------------------------
                                                          2,238,920
BANKING, FINANCE & INSURANCE - 11.80%
-------------------------------------------------------------------
      ACE Limited                             15,917        467,005
      Acom (Japan)                             3,631        119,330
      Allied Irish Banks (Ireland)            23,529        317,531
      Ambac Financial Group                    1,263         71,031
      Amcore Financial                         3,710         80,507
      American International Group            14,080        814,527
+     American Medical Security Group          3,880         54,242
      Amerus Group                             4,170        117,886
      AmSouth Bancorporation                     650         12,480
      Anchor Bancorp Wisconsin                   800         16,600
      Anthracite Capital                      14,490        157,941
      Aon                                      3,600         68,004
      Bank of America                         14,608      1,016,278
      Bank of New York                        11,865        284,285
      Bank of the Ozarks                       1,140         26,722
      Bank One                                 3,575        130,666
      Bankatlantic Bancorp Class A            16,300        154,035
      Banknorth Group                          2,859         64,613
      Barclays (United Kingdom)               10,941         67,549
      BB&T                                     5,135        189,944
+     Berkshire Hathaway Class B                 109        264,107
      BNP Paribas (France)                     9,764        397,865
      Capital One Financial                    4,740        140,873
      Cascade Bancorp                          2,200         30,404
      Cathay Bancorp                           1,170         44,448
      Charter One Financial                    9,735        279,687
      Chittenden                               3,500         89,180
      Cie Finance Richemont
        (Switzerland)                          8,599        160,450

                                         Number        Market
BANKING, FINANCE & INSURANCE (CONT'D)    of Shares     Value (US$)
-------------------------------------------------------------------
      Cigna                                    2,917   $    119,947
+     Cit Group                                5,639        110,524
      Citigroup                               58,340      2,052,984
+     Coinstar                                 2,600         58,890
      Colonial BancGroup                      13,082        156,068
      Comerica                                11,598        501,498
      Commerce Group                           3,790        142,125
      Community First Bankshares               5,010        132,565
      Compass Bancshares                       2,600         81,302
+     Contifinancial Liquidated Trust        165,347          3,720
      Countrywide Credit Industries              526         27,168
      CPB                                        800         21,960
      CVB Financial                              600         15,258
      Danske Bank A/S (Denmark)               23,023        380,554
      DBS Group Holdings (Singapore)          19,282        122,284
+     Delta Funding Residential Exchange
        Company                                   55         10,699
      Doral Financial                         20,550        587,730
      Downey Financial                         1,000         39,000
      Equifax                                  1,300         30,082
      Erie Indemnity Company                     250          9,065
      Fannie Mae                              15,125        972,990
      FBL Financial Group Class A              2,280         44,392
      Fidelity National Financial              4,800        157,584
      Fifth Third Bancorp                      6,200        363,010
      Financial Institutions                     800         23,488
      First American Financial                 3,685         81,807
      First Essex Bancorp                      2,100         70,140
      First Financial Bankshares                 200          7,600
      First National                             814         19,536
      First Tennessee National                   475         17,072
+     Firstfed Financial                       5,380        155,751
      Flagstar Bancorp                         8,580        185,328
      Fleet Boston Financial                   1,150         27,945
      Freddie Mac                             14,478        854,925
      Frontier Financial                       1,140         29,161
      Goldman Sachs Group                      1,925        131,093
      Greater Bay Bancorp                      2,300         39,767
      GreenPoint Financial                     5,737        259,198
      Hartford Financial Services              3,002        136,381
      Hibernia Class A                           975         18,759
      Hilb, Rogal & Hamilton                   4,100        167,690
      Household International                  3,958        110,072
      HSBC Holdings (United Kingdom)          59,428        655,402
      Hudson United Bancorp                   15,700        488,270
      Independent Bank - Massachusetts         5,470        124,716
      Independent Bank - Michigan              1,786         54,044
      ING Groep (Netherlands)                 45,900        777,422
+     Investment Technology                      150          3,354
      Investor AB (Sweden)                    41,960        250,413
      Irwin Financial                          9,680        159,720
      J.P. Morgan Chase                       20,707        496,968
      Jefferson-Pilot                            300         11,433
      John Nuveen                                100          2,535
      Julius Baer Holdings AG-B
        (Switzerland)                            558        121,067
+     Kookmin Bank                             1,400         49,490
      Landamerica Financial Group              1,400         49,630
      Lehman Brothers Holdings                 1,855         98,853
      Loews Corporation                          525         23,342
      M & T Bank                               2,352        186,631
      MAF Bancorp                              3,710        125,880
      MBIA                                     4,130        181,142
      MBNA                                    15,177        288,667
      Mellon Financial                         8,679        226,609
      Merrill Lynch & Company                  9,590        363,941
      MGIC Investment                          1,050         43,365
+     Millea Holdings (Japan)                     26        187,107
      Mitsui Marine & Fire Insurance
        (Japan)                               12,000         55,212
      Morgan Stanley Dean Witter               9,475        378,242

                        Global Asset Allocation Fund  2

                                         Number        Market
BANKING, FINANCE & INSURANCE (CONT'D)    of Shares     Value (US$)
-------------------------------------------------------------------
      Muenchener Rueckversicherungs-
        Gisellschaft (Germany)                 1,881   $    224,830
      National Bank of Canada (Canada)         6,400        130,852
      National City                            2,875         78,545
      New Century Financial                   12,830        325,754
      Nikko Securities (Japan)                27,000         91,009
      North Fork Bancorporation                6,300        212,562
      Old Republic International               1,325         37,100
      ORIX Finance-Leasing (Japan)             2,400        154,715
      Overseas Chinese Banking
        (Singapore)                           29,700        165,238
      Pacific Capital Bancorp                  4,500        114,525
      Peapack Gladstone Financial                400         13,700
      Peoples Bancorp                            300          7,680
      PMI Group                                5,663        170,117
      PNC Financial Group                        200          8,380
      Prosperity Bancshares                      840         15,960
      Provident Bankshares                     5,830        134,737
      R & G Financial                          4,330        100,673
      Radian Group                            10,176        378,038
      Republic Bancorp                        14,872        175,043
      Royal Bank of Scotland Group
        (United Kingdom)                       6,410        153,347
      SEI                                        375         10,193
      Sky Financial Group                      4,610         91,785
      SLM                                         90          9,347
      Societe Generale (France)                4,518        263,136
      SouthTrust                               1,360         33,796
      Sovereign Bancorp                        1,225         17,211
      Stancorp Financial Group                   300         14,655
+     Startek                                  1,390         38,364
      State Street Bank                          700         27,300
      Staten Island Bancorp                    6,200        124,868
      Sterling Bancorp                           600         15,792
      Sterling Bancshares                      7,930         96,905
+     Stewart Information Services             4,380         93,688
      Student Loan                               670         65,526
      Svenska Handelsbanken A Shares
        (Sweden)                              15,099        201,013
      TCF Financial                              800         34,952
      Texas Regional Bancshares                  950         33,764
      Torchmark                                  200          7,306
+     Travelers Property Casualty Class
        A                                        654          9,581
+     Travelers Property Casualty Class
        B                                     13,592        199,123
      Trustco Bank New York                    4,700         50,666
      Trustmark                                7,190        170,619
      U.S.B. Holding Company                   1,660         29,382
      UBS AG (Switzerland)                     8,742        424,866
      Umpqua Holdings                          1,240         22,630
      Unionbancal                                900         35,343
      United Overseas Bank (Singapore)        25,000        170,078
      UnumProvident                            1,525         26,749
      US Bancorp                              52,782      1,120,033
      Wachovia                                15,884        578,813
      Washington Federal                       8,600        213,710
      Washington Mutual                       12,542        433,075
      Webster Financial                        5,100        177,480
      Wells Fargo                              8,388        393,146
      Westamerica Bancorporation               1,550         62,279
      WSFS Financial                           1,900         62,643
      XL Capital Class A                       9,751        753,264
      Zions Bancorp                            6,634        261,041
-------------------------------------------------------------------
                                                         28,585,684
BUILDINGS & MATERIALS - 1.22%
-------------------------------------------------------------------
+     Aaon                                     1,200         22,116
+     American Standard                        1,250         88,925
      Ameron International                     2,470        136,221
      Apogee Enterprises                       8,000         71,608
      Bouygues (France)                       13,049        364,523
      Cemex ADR (Mexico)                       8,749        188,191
      Compagnie de Saint-Gobain (France)       4,808        141,073
      CRH (Ireland)                           18,535        228,545
+     Fleetwood Enterprises                   12,054         94,624

                                         Number        Market
BUILDINGS & MATERIALS (CONT'D)           of Shares     Value (US$)
-------------------------------------------------------------------
      Fluor                                    1,375   $     38,500
      GBP Home                                   150          6,428
+     Griffon                                  9,190        125,168
      Holcim Limited Class B
        (Switzerland)                          1,485        269,570
      Hughes Supply                            3,340         91,249
      Lafarge SA (France)                      3,870        291,593
      Lennar                                     375         19,350
      Lennox International                    10,660        133,783
+     Meritage                                 2,500         84,125
+     NVR                                        940        305,969
      Precision Castparts                        625         15,156
      Quanex                                   4,670        156,445
+     Trex Company                             1,100         38,830
+     USG                                      5,270         44,532
-------------------------------------------------------------------
                                                          2,956,524
BUSINESS SERVICES - 0.71%
-------------------------------------------------------------------
+     Aaipharma                                4,700         65,894
+     Accenture                                  800         14,392
+     Bearingpoint                            15,598        107,626
+     Convergys                                1,300         19,695
      Deluxe                                     575         24,208
+     Emcor Group                              1,840         97,538
      Ennis Business Forms                     6,000         69,720
+     Freemarkets                              1,900         12,234
      H & R Block                              5,450        219,090
+     Hotels.com                               2,850        155,696
+     Kforce.com                               7,340         30,975
+     Right Management Consultants            16,450        217,963
+     Scansource                               1,200         59,160
      Secom (Japan)                            4,000        137,187
+     Teletech Holdings                        4,200         30,492
      Vivendi Environment (France)            16,711        389,661
      World Fuel Services                      3,430         70,315
-------------------------------------------------------------------
                                                          1,721,846
CABLE, MEDIA & PUBLISHING - 1.97%
-------------------------------------------------------------------
+     Barnes & Noble                             400          7,228
      Bowne & Company                          3,550         42,423
      Carlton Communications (United
        Kingdom)                              22,002         47,199
+     Clear Channel Communications               765         28,527
+     Comcast Class A                          2,742         64,629
+     Comcast Special Class A                 23,160        523,184
+     Cox Radio Class A                        2,350         53,604
+     Echostar Communications Class A          2,700         60,102
      Elsevier (Netherlands)                   4,792         58,585
+     Fox Entertainment Group                  5,025        130,298
      Gannett                                    925         66,415
      Havas Advertising (France)              16,288         63,243
      Knight-Ridder                            1,714        108,411
+     Liberty Media Class A                   47,342        423,237
      McClatchy Company Class A                  250         14,183
      McGraw-Hill                                525         31,731
      Mediaset SPA (Italy)                    34,400        262,081
      Moody's Investors Services               3,100        127,999
      New England Business Service             2,450         59,780
      Nippon Television Network (Japan)          390         58,170
      Omnicom Group                              425         27,455
+     Pinnacle Systems                        10,100        137,461
      Reed International                      21,391        183,723
      Singapore Press Holdings
        (Singapore)                           10,000        104,929
      Television Francaise (France)            7,898        211,017
      The News Corporation                    20,504        538,229
      Toppan Printing (Japan)                 11,000         82,776
+     USA Networks                             6,569        150,167
+     Valassis Communications                  2,308         67,924
+     Viacom Class B                          11,912        485,532
      Wallace Computer Services                8,800        189,288
      WPP Group (United Kingdom)              48,085        365,385
-------------------------------------------------------------------
                                                          4,774,915

                        Global Asset Allocation Fund  3

                                         Number        Market
CHEMICALS - 1.03%                        of Shares     Value (US$)
-------------------------------------------------------------------
      A. Schulman                              5,900   $    109,799
+     Airgas                                  11,610        200,273
      Akzo Nobel (Netherlands)                 7,486        237,481
      Arch Chemicals                           2,520         45,990
      BASF (Germany)                          11,868        447,109
      Ciba Specialty Chemicals
        (Switzerland)                          4,386        305,786
      Dow Chemical                            12,091        359,103
      duPont (E.I.) deNemours                    625         26,500
      Eastman Chemical                           225          8,273
      Englehard                                8,524        190,511
+     Flowserve                                  700         10,353
      H.B. Fuller                              2,550         65,994
      Lubrizol                                   950         28,975
+     Omnova Solutions                        10,320         41,590
      Polyone                                  8,940         35,045
      PPG Industries                           2,516        126,177
      Quaker Chemical                          1,570         36,424
      Rohm & Haas                              3,182        103,351
      Sherwin-Williams                         1,400         39,550
+     Sterling Chemicals                          14         22,900
      Wellman                                  3,100         41,819
-------------------------------------------------------------------
                                                          2,483,003

COMPUTERS & TECHNOLOGY - 5.98%
-------------------------------------------------------------------
+     Activision                               9,900   $    144,441
+     Acxiom                                     600          9,228
      Adobe Systems                              625         15,569
+     American Power Conversion                1,450         21,968
+     Ansys                                    2,900         58,580
+     AOL Time Warner                         31,200        408,720
+     Apple Computer                             500          7,165
+     Artisan Components                       2,380         36,723
      Automatic Data Processing                5,550        217,838
+     Avid Technology                         19,200        440,640
+     Avocent                                  4,200         93,324
+     BMC Software                            13,352        228,453
+     Carreker-Antinori                       12,000         54,360
+     Centillium Communications               30,600         69,156
+     CGS Systems International                  200          2,730
+     Checkfree                                3,000         48,003
+     Cisco Systems                           86,250      1,129,874
+     Cognizant Technology Solutions             900         65,007
      Computer Associates International       18,292        246,942
+     Computer Sciences                        7,025        242,011
      Computer Task Group                      5,740         20,033
+     Compuware                                1,600          7,680
+     Datastream Systems                       1,400          8,960
+     Dell Computer                           34,225        915,176
+     Docucorp International                   3,900         25,822
+     Documentum                               5,200         81,432
+     Dynamics Research                          960         13,450
+     Earthlink                               14,801         80,665
      Electronic Data Systems                 10,275        189,368
+     Electronics Arts                         5,675        282,445
+     EMC                                      4,925         30,240
      Fair Isaac & Company                     1,200         51,240
+     Fidelity National Information
        Solutions                              1,393         24,029
+     Filenet                                  3,600         43,920
+     Fiserv                                     675         22,916
+     Foundry Networks                        15,900        111,936
+     Gartner Group                            1,500         13,800
+     Global Imaging Systems                   3,900         71,682
      Hewlett-Packard                         41,514        720,683
+     Hutchinson Technology                    2,850         58,995
+     Hyperion Solutions                       7,100        182,257
+     IDX Systems                                500          8,515
+     Imagistics International                 2,300         46,000
+     Imation                                  5,770        202,412
+     Ingram Micro Class A                     2,450         30,258
      Inter-Tel                               13,340        278,939
      International Business Machines          9,115        706,413
+     Iomega                                  13,890        109,037
+     J.D. Edwards & Company                  17,775        200,502

                                         Number        Market
COMPUTERS & TECHNOLOGY (CONT'D)          of Shares     Value (US$)
-------------------------------------------------------------------
+     J2 Global Communications                 1,400   $     26,656
+     Jabil Circuit                            8,425        150,976
+     Lexmark International                    3,878        234,619
      Linear Technology                        1,175         30,221
+     Maxtor                                   8,500         43,010
+     Mcdata Class A                          15,000        106,500
+     Microsoft                               42,045      2,173,726
+     MRO Software                             1,960         23,804
+     MSC Software                             5,000         38,600
      MTS Systems                              9,160         91,783
+     NCR                                      4,903        116,397
+     NetIQ                                    4,700         58,045
+     Network Associates                      19,700        316,973
+     Novell                                  21,400         71,476
+     Openwave Systems                        20,800         41,600
+     Oracle                                  37,450        404,460
+     Overland Storage                         2,600         37,911
+     Overture Services                        5,850        159,764
+     PC Connection                            3,500         17,745
+     Pegasystems                              2,500         12,775
+     PeopleSoft                               3,900         71,370
+     PER-SE Technologies                      4,220         37,849
      PerkinElmer                                800          6,600
+     Perot Systems Class A                    2,600         27,872
      Pioneer Standard Electronics             7,520         69,034
+     PLX Technology                          27,400        107,134
+     S1                                      37,220        166,001
+     Sandisk                                  2,100         42,630
      SAP (Germany)                              700         54,873
+     Semtech                                  2,100         22,932
+     Siebel Systems                             500          3,740
+     Skillsoft ADR (Ireland)                 10,100         27,775
+     SS&C Technologies                        1,590         16,935
      Standard Register                        8,800        158,400
+     Storage Technology                       6,770        145,013
+     Sun Microsystems                        24,622         76,574
+     SunGard Data Systems                     6,225        146,661
+     Symantec                                 3,500        141,575
+     Take-Two Interactive Software            7,600        178,524
+     Talx Corporate                           5,200         67,184
      Tietoenator Oyj (Finland)                8,922        121,716
+     Transaction Systems Class A              2,300         14,950
+     United Online                            5,270         84,009
+     Unova                                   22,830        136,980
+     Vitalworks                              11,400         43,890
+     Websense                                 1,300         27,769
+     Western Digital                         36,381        232,475
+     Zoran                                    2,300         32,361
-------------------------------------------------------------------
                                                         14,499,404
CONSUMER PRODUCTS - 2.01%
-------------------------------------------------------------------
      3M                                       4,275        527,108
      Avon Products                              400         21,548
      Black & Decker                           4,800        205,872
+     Central Garden & Pet                     3,060         56,641
+     Chattem                                  4,140         85,077
      Colgate-Palmolive                       10,536        552,402
      Dial                                    14,825        301,985
+     Elizabeth Arden                          2,400         35,520
      Fuji Photo Film (Japan)                  9,000        293,503
      International Flavors & Fragrances         925         32,468
+     Jarden                                   8,000        190,960
+     Kadant                                   6,300         94,500
      Kao (Japan)                             13,000        285,371
      Kimberly-Clark                           6,647        315,533
      Mattel                                   3,225         61,759
      Nu Skin Asia Pacific Class A            14,720        176,198
      Olympus Optical (Japan)                 15,000        244,459
      Procter & Gamble                         7,100        610,174
+     Racing Champions                         3,800         51,870
      Reckitt Benckiser (United Kingdom)      15,338        296,806
      Tyco International                      16,361        279,446

                        Global Asset Allocation Fund  4

                                         Number        Market
CONSUMER PRODUCTS (CONT'D)               of Shares     Value (US$)
-------------------------------------------------------------------
      Walter Industries                        6,130   $     66,388
+     Yankee Candle                            4,500         72,000
-------------------------------------------------------------------
                                                          4,857,588
CONSUMER SERVICES - 0.32%
-------------------------------------------------------------------
      Aaron Rents                                690         15,090
+     American Greetings Class A              10,050        158,790
+     Apollo Group Class A                     1,650         72,600
+     CDI                                      7,300        196,954
+     First Consulting Group                   9,800         56,448
+     Iron Mountain                            1,050         34,661
+     Labor Ready                             21,100        135,462
      Lancaster Colony                           125          4,885
+     Service Corporation International       16,600         55,112
+     University of Phoenix Online               950         34,048
-------------------------------------------------------------------
                                                            764,050
ELECTRONICS & ELECTRICAL EQUIPMENT - 4.03%
-------------------------------------------------------------------
      Acuity Brands                            7,000         94,780
+     Affiliated Computer Services             3,900        205,335
+     Agilent Technologies                     7,638        137,178
+     Altera                                   7,000         86,380
+     Analog Devices                             751         17,926
+     Anixter International                    5,100        118,575
+     Arrow Electronics                          625          7,994
+     Avnet                                    1,100         11,913
+     Benchmark Electronics                   12,500        358,250
+     Broadcom Class A                         1,475         22,214
      Canon (Japan)                           18,000        678,015
+     Cree                                     6,900        112,815
      Dixons Group (United Kingdom)           30,025         70,210
      Eaton                                    1,085         84,749
+     Electro Rent                             2,210         26,787
      Emerson Electric                         4,130        210,011
+     Energizer Holdings                       5,200        145,080
+     ESS Technology                          28,510        179,328
+     Fisher Scientific                        8,500        255,680
+     Flextronics International               15,129        123,907
      General Electric                        79,028      1,924,331
+     Genesis Microchip                        5,800         75,690
      Intel                                   74,175      1,154,904
+     Intermagnetics General                   4,500         88,380
+     Intersil Holdings                        4,500         62,730
+     KLA Instruments                          2,250         79,583
+     Lam Research                               400          4,320
+     LTX                                      6,800         41,004
      Maxim Integrated Products                7,700        254,408
      Microchip Technology                       700         17,115
+     Molecular Devices                        1,200         19,764
      Motorola                                18,675        161,539
+     Oak Technology                          11,500         30,475
      Philips Electronics (Netherlands)        6,302        110,442
+     Photronics                               4,990         68,363
+     Planar Systems                           2,080         42,910
+     PMC - Sierra                             4,700         26,132
+     QLogic                                   6,675        230,354
+     Rambus                                   5,850         39,254
+     RF Micro Devices                         3,100         22,723
      Rohm (Japan)                             1,300        165,526
      Samsung Electronics (Korea)              4,167      1,103,190
+     Silicon Laboratories                     3,860         73,649
+     Skyworks Solutions                      10,900         93,958
      Sony (Japan)                             6,000        250,779
      Texas Instruments                       21,925        329,094
+     Trimble Navigation Limited               2,850         35,597
+     Varian Semiconductor Equipment           1,140         27,088
+     Virage Logic                               800          8,024
+     Vishay Intertechnology                     300          3,354
+     Waters                                     350          7,623
      Whirlpool                                2,425        126,634
+     Xilinx                                   6,400        131,840
-------------------------------------------------------------------
                                                          9,757,904
                                         Number        Market
ENERGY - 4.06%                           of Shares     Value (US$)
-------------------------------------------------------------------
      Amerada Hess                               350   $     19,268
      Ashland                                    300          8,559
+     BJ Services                              3,225        104,200
      BP Amoco ADR (United Kingdom)            8,573        348,492
      Burlington Resources                     4,535        193,418
      Cabot Oil & Gas                          2,500         61,950
      Chevrontexaco                            2,050        136,284
+     Cimarex Energy                           7,800        139,620
      Conocophillips                          11,532        558,033
      Constellation Energy                     2,711         75,420
      El Paso Energy                          13,480         93,821
      Ensco International                        350         10,308
      Ente Nazionale Idrocarburi (Italy)       3,000         47,695
+     Exco Resources                           1,200         20,976
      Exxon Mobil                             57,310      2,002,410
      Frontier Oil                             7,400        127,428
      Globalsantafe                            4,225        102,752
      Halliburton                              2,525         47,243
      Holly                                    4,860        106,191
+     Houston Exploration                      6,370        194,922
+     Magnum Hunter Resources                  7,700         45,815
      Marathon Oil                             2,050         43,645
+     Natco Group                              3,290         20,661
      Nisource                                   300          6,000
+     Noble                                    5,100        179,265
+     Nuevo Energy                             4,580         50,838
      Patina Oil & Gas                         4,995        158,092
      Peabody Energy                           3,104         90,730
      Petroleo Brasiliero (Brazil)            17,078        255,145
+     Plains Exploration & Production          4,700         45,825
+     Plains Resources                         4,700         55,695
+     Range Resources                         16,650         89,910
      Royal Dutch Petroleum
        (Netherlands)                          4,494        197,826
      Sempra Energy                              625         14,781
      Shell Transport & Trading (United
        Kingdom)                             165,967      1,092,140
+     Southwestern Energy                     10,140        116,103
+     Stone Energy                             4,180        139,445
      Suncor Energy (Canada)                  10,536        164,729
      Total Fina Elf SA ADR (France)           4,643        331,975
      Total Fina Elf SA (France)              12,217      1,744,873
      Unocal                                  11,430        349,529
      Vintage Petroleum                        5,200         54,860
      Watsco                                   4,700         76,986
+     Westport Resources                       6,200        128,960
-------------------------------------------------------------------
                                                          9,852,818
ENVIRONMENTAL SERVICES - 0.34%
-------------------------------------------------------------------
+     Republic Services Class A               16,863        353,786
+     Stericycle                               4,900        158,657
+     Tetra Tech                               8,300        101,260
      Waste Management                         8,964        205,455
-------------------------------------------------------------------
                                                            819,158
FOOD, BEVERAGE & TOBACCO - 3.87%
-------------------------------------------------------------------
      Altadis SA (Spain)                       8,258        188,398
      Anheuser-Busch                           6,754        326,894
      Archer-Daniels-Midland                   2,205         27,342
+     Aurora Foods                               708            552
      Ball                                     2,325        119,017
+     Boston Beer Company Class A              1,390         19,877
      British American Tobacco (United
        Kingdom)                              25,140        251,134
+     Buca                                    10,000         83,200
      Cadbury Schweppes (United Kingdom)      23,270        145,167
+     California Pizza Kitchen                 1,860         46,872
+     Checkers Drive-In Restaurant             1,400          8,764
+     Chiquita Brands International            3,100         41,106
      Coca-Cola                                9,175        402,049
      Coca-Cola Enterprises                   14,302        310,639
      Companhia De Bebidas ADR (Brazil)        8,614        134,034
      Conagra Foods                              400         10,004
      Darden Restaurants                       1,850         37,833

                        Global Asset Allocation Fund  5

                                         Number        Market
FOOD, BEVERAGE & TOBACCO (CONT'D)        of Shares     Value (US$)
-------------------------------------------------------------------
+     Del Monte Foods                          2,926   $     22,528
      Diageo (United Kingdom)                 31,610        343,755
      Dole Food                                3,620        117,940
      Fomento Economico Mexicano               4,400        160,248
      Fortune Brands                           7,059        328,314
      General Mills                              300         14,085
+     Green Mountain Coffee                      990         14,959
      H.J. Heinz                               6,551        215,331
      Hershey Foods                              450         30,348
+     Horizon Organic Holding                  1,290         20,885
+     International Multifoods                 2,420         51,280
      Interstate Bakeries                      9,486        144,662
      Japan Tobacco (Japan)                        1          6,691
(+++) Korea Tobacco & Gin GDR 144A
        (Korea)                               10,900         75,210
      Kraft Foods Class A                      7,740        301,318
      McDonald's                              11,712        188,329
      Nestle SA (Switzerland)                  5,714      1,210,820
      Pepsi Bottling Group                    16,339        419,911
      PepsiCo                                  9,935        419,455
+     Performance Food Group                   4,300        146,024
      Philip Morris                           33,259      1,347,986
      Ruddick                                  3,830         52,433
      Sanderson Farms                          3,060         63,985
      Sara Lee                                11,000        247,610
      Schweitzer-Mauduit International         1,930         47,285
      Sabmiller (United Kingdom)              42,749        303,331
      Supervalu                                1,550         25,591
      Sysco                                      550         16,385
      Tesco (United Kingdom)                 132,326        412,216
      Tyson Food Class A                       2,954         33,144
      Vector Group                             4,300         49,966
+     Yum! Brands                             15,556        376,766
-------------------------------------------------------------------
                                                          9,361,673
HEALTHCARE & PHARMACEUTICALS - 8.74%
-------------------------------------------------------------------
      Abbott Laboratories                     17,250        690,000
      AerisourceBergen Class A                 1,700         92,327
+     Albany Molecular Research                1,600         23,666
      Allergan                                   700         40,334
+     American Pharmaceutical Part             5,300         94,340
+     Amgen                                   13,100        633,254
+     Amylin Pharmaceuticals                   2,600         41,964
+     Antigenics                               5,600         57,344
+     Applied Molecular Evolution              4,000          8,200
+     Apria Healthcare Group                  11,010        244,862
      AstraZeneca (United Kingdom)            31,397      1,118,583
+     Avigen                                   1,400          7,994
+     Barr Laboratories                        3,134        203,992
      Baxter International                     2,200         61,600
      Becton Dickinson                           400         12,276
+     Beverly Enterprises                     14,640         41,724
+     Bio-Rad Laboratories Class A             4,800        185,760
+     Biogen                                     275         11,017
+     Bioreliance                                800         18,536
+     Biosite Diagnostics                      2,800         95,256
+     Boston Scientific                        4,673        198,696
      Bristol-Myers Squibb                     1,050         24,308
      C.R. Bard                                  200         11,600
      Cardinal Health                          4,400        260,436
+     Centene                                  1,700         57,103
+     Charles River Laboratories               5,300        203,944
+     Chiran Bio-Tech                            775         29,140
+     Cobalt                                   6,770         93,426
+     Connetics                                6,500         78,130
+     Corixa                                  11,500         73,485
+     Coventry Health Care                     2,150         62,415
+     Cyberonics                               8,400        154,560
+     Davita                                   7,200        177,624
+     Del Laboratories                           840         16,968
      Dentsply International                   2,550         94,959
      Eli Lilly                                2,620        166,370
+     Endo Pharmaceuticals Holdings            5,900         45,424

                                         Number        Market
HEALTHCARE & PHARMACEUTICALS (CONT'D)    of Shares     Value (US$)
-------------------------------------------------------------------
+     Enzon                                    7,800   $    130,416
+     Exact Sciences                           1,260         13,646
+     Express Scripts Class A                  2,750        132,110
+     Forest Laboratories                      3,375        331,493
+     Genta                                    1,400         10,766
+     Gentiva Health Services                 19,821        174,623
      GlaxoSmithKline (United Kingdom)        35,494        681,130
+     Guidant                                  5,300        163,505
+     Guilford Pharmaceuticals                 5,600         22,288
      Haw Par (Singapore)                      1,022          1,921
      HCA                                     11,731        486,837
      Health Management Associates Class
        A                                        950         17,005
+     Health Net                                 475         12,540
+     Healthtronics Surgical Service           3,200         25,635
+     IDEC Pharmaceuticals                       100          3,317
+     Idexx Laboratories                       1,860         61,938
+     Immucor                                  4,700         95,175
+     Intermune                                4,920        125,509
+     Inverness Medical Innovation               780         10,257
+     Invitrogen                               3,350        104,956
      Johnson & Johnson                       32,372      1,738,699
+     King Pharmaceuticals                    12,047        207,088
+     Kos Pharmaceuticals                      4,800         91,200
+     Mariner Health Care                         72            454
+     Maxygen                                  5,100         38,862
      McKesson HBOC                              650         17,570
+     Medicines Company                        1,340         21,467
+     Medimmune                                1,500         40,755
      Medtronic                                8,425        384,180
      Mentor/Minn                             10,200        392,700
      Merck & Company                         12,700        718,947
+     Meridian Medical Technologies            1,900         84,360
+     Mid Atlantic Medical Services           12,730        412,452
      Mylan Laboratories                       6,800        237,320
+     NBTY                                    10,000        175,800
      Novartis AG (Switzerland)               26,349        961,384
+     Ocular Sciences                          4,850         75,272
+     Oxford Health Plans                      4,715        171,862
+     Pain Therapeutics                        2,900          6,931
+     Perrigo Company                         11,100        134,865
      Pfizer                                  44,775      1,368,771
+     Pharmaceutical Product Development       5,180        151,619
      Pharmacia                               34,266      1,432,318
+     Pharmacopeia                             3,100         27,652
+     Pharmacyclics                            6,000         21,420
+     Polymedica                               1,860         57,362
+     Possis Medical                           8,600        154,800
+     Prime Medical Services                  10,200         88,434
+     PSS World Medical                       16,700        114,228
+     Quintiles Transnational                  1,300         15,730
+     Respironics                              1,590         48,385
      Sanofi-Synthelabo (France)              15,563        951,327
      Schering-Plough                          1,200         26,640
+     Select Medical                           6,920         93,351
+     Sepracor                                 7,960         76,973
+     Sierra Health Services                  11,450        137,515
+     Specialty Laboratories                   2,970         28,690
+     St Jude Medical                          4,100        162,852
+     Steris                                   3,100         75,175
      Synthes-Stratec (Switzerland)              158         96,900
      Takeda Chemical Industries (Japan)       2,700        112,851
+     Tenet Healthcare                           900         14,760
      Teva Pharmaceutical ADR (Israel)         3,398        131,197
+     Theragenics                              3,890         15,677
+     Transkaryotic Therapies                    700          6,930
+     Trimeris                                   600         25,854
      United Health Group                      6,675        557,363
+     US Oncology                             12,870        111,583
+     Varian Associates                        3,660        181,536
+     Watson Pharmaceutical                    5,300        149,831
+     Wellpoint Health Networks                5,175        368,253
      Wyeth                                    4,025        150,535

                        Global Asset Allocation Fund  6

                                         Number        Market
HEALTHCARE & PHARMACEUTICALS (CONT'D)    of Shares     Value (US$)
-------------------------------------------------------------------
      Yamanouchi Pharmaceutical                5,400   $    156,535
+     Zimmer Holdings                          2,650        110,028
-------------------------------------------------------------------
                                                         21,171,927
INDUSTRIAL MACHINERY - 0.94%
-------------------------------------------------------------------
      Applied Industrial Technologies          3,930         74,277
+     Applied Materials                       14,275        186,003
      Brambles Industries Limited
        (Australia)                           27,705         73,323
      Brambles Industries PLC (United
        Kingdom)                              38,090         92,442
      Briggs & Stratton                        2,900        123,163
      Cascade                                  3,212         51,231
+     Celestica                               12,150        171,315
      Dover                                    3,818        111,333
+     Global Power Equipment Group            10,000         49,300
+     Hydril                                   2,400         56,568
      Ingersoll-Rand Class A                   7,467        321,530
      Intermet                                22,890         96,138
      Lincoln Electric Holdings                2,460         56,949
      Nacco Industries Class A                   800         35,016
      Pall                                     2,083         34,744
      Parker Hannifin                          4,435        204,587
      Pentair                                    475         16,411
      Sandvik (Sweden)                         7,658        170,943
+     Semitool                                 6,800         42,228
+     Shaw Group                               4,270         70,242
      Tecumseh Products Class A                1,570         69,284
      Timken                                     400          7,640
      W.W. Grainger                            3,095        159,547
-------------------------------------------------------------------
                                                          2,274,214
LEISURE, LODGING & ENTERTAINMENT - 1.51%
-------------------------------------------------------------------
      Accor (France)                           6,769        205,004
+     Applica                                  7,910         39,550
+     Aztar                                    1,920         27,418
+     Boyd Gaming                              6,170         86,689
      CBRL Group                               5,460        164,510
+     Choice Hotels International              3,670         83,309
+     GTECH Holdings                          22,255        620,024
      Harley-Davidson                          4,375        202,125
+     Harrah's Entertainment                   6,000        237,600
      Hilton Group (United Kingdom)           49,411        131,252
+     International Game Technology              475         36,062
+     Isle of Capri Casinos                    2,490         32,968
+     Johnson Outdoors Class A                 4,800         47,376
      Lone Star Steakhouse & Saloon            7,160        138,474
      Marriott International Class A           4,939        162,345
+     Memberworks                              4,100         73,718
+     MGM Grand                                  300          9,891
+     Movie Gallery                            6,380         82,940
+     Multimedia Games                         4,700        129,062
      Nintendo (Japan)                         2,200        205,595
+     Papa John's International                4,700        131,036
+     Penn National Gaming                     4,200         66,612
+     Pinnacle Entertainment                   8,100         56,133
      Royal Caribbean Cruises                  8,366        139,712
+     Scientific Games                         4,580         33,251
+     Sonic                                    1,590         32,579
      Sturm Ruger & Company                    1,500         14,355
      Viad                                       984         21,992
      Walt Disney                             22,077        360,076
+     Westwood One                             1,950         72,852
-------------------------------------------------------------------
                                                          3,644,510
METALS & MINING - 0.70%
-------------------------------------------------------------------
+     AK Steel Holding                           400          3,200
      Alcoa                                      500         11,390
      BHP Billiton Limited (Australia)        44,596        254,887
      BHP Billiton PLC (United Kingdom)       32,990        176,327
      Cia Vale DO Rio Doce (Brazil)            3,400         93,500
+     Cia Vale DO Rio Doce ADR (Brazil)        4,300        124,313
+     Cleveland Cliffs Iron                    2,900         57,565

                                         Number        Market
METALS & MINING (CONT'D)                 of Shares     Value (US$)
-------------------------------------------------------------------
+     Freeport-McMoRan Copper & Gold
        Class B                               11,970   $    200,857
      Pohang Iron & Steel (South Korea)          230         22,883
      Posco ADR (South Korea)                  5,710        141,208
      Reliance Steel & Aluminum                1,120         23,341
      Rio Tinto (United Kingdom)               4,816         96,063
      Rio Tinto Limited (Australia)            7,805        149,210
      Ryerson Tull                            14,160         86,376
      United States Steel                      1,200         15,744
      USEC                                    18,400        110,768
      Worthington Industries                   8,930        136,093
-------------------------------------------------------------------
                                                          1,703,725
PACKAGING & CONTAINERS - 0.28%
-------------------------------------------------------------------
      Bemis                                       76          3,772
+     Bway                                     3,870         76,549
+     Graphic Packaging International          5,310         29,948
+     Sealed Air                                  75          2,798
+     Silgan Holdings                          1,180         29,122
+     Smurfit-Stone Container                 19,429        299,032
      Sonoco Products                         10,052        230,492
-------------------------------------------------------------------
                                                            671,713
PAPER & FOREST PRODUCTS - 0.18%
-------------------------------------------------------------------
      Abitibi-Consolidated (Canada)           28,419        218,599
      Boise Cascade                            3,983        100,451
      Weyerhaeuser                             2,201        108,311
-------------------------------------------------------------------
                                                            427,361
REAL ESTATE - 0.90%
-------------------------------------------------------------------
      Alexandria R.E. Equities                 1,080         46,008
      Annaly Mortgage Management               8,050        151,340
      Anworth Mortgage Asset                   7,620         95,783
      Apex Mortgage Capital                   14,800         96,792
      Archstone-Smith Trust                    4,156         97,832
      Boston Properties                          750         27,645
      Brandywine Realty Trust                  1,700         37,077
      CBL & Associates Properties              1,740         69,687
      Centerpoint Properties                     700         40,005
      Cheung Kong (Hong Kong)                 36,500        237,535
      Equity Office Properties Trust           8,880        221,822
      Equity Residential Properties            6,611        162,498
      Essex Property Trust                       950         48,308
      Federal Realty Investment Trust          3,400         95,608
      Felcor Lodging Trust                     4,100         46,904
      First Industrial Realty                    400         11,200
      Glimcher Realty Trust                    2,290         40,648
      Health Care REIT                         1,730         46,797
      LNR Property                             2,970        105,138
      MeriStar Hospitality                     4,900         32,340
      MFA Mortgage Investments                 2,600         21,840
      Mid Atlantic Realty Trust                2,300         40,020
      Mission West Properties                  2,000         19,800
      Nationwide Health Properties             2,140         31,950
      Post Properties                          2,570         61,423
      Prentiss Properties Trust                1,730         48,924
      Ryland Group                             1,115         37,185
      SL Green Realty                          1,410         44,556
      Town & Country Trust                     3,730         78,703
      Weingarten Realty Investment             1,950         71,877
-------------------------------------------------------------------
                                                          2,167,245
RETAIL - 3.28%
-------------------------------------------------------------------
+     7-Eleven                                 3,600         27,000
      Action Performance                       5,150         97,850
+     Big Lots                                 8,525        112,786
      Blair                                    1,703         39,714
      Blockbuster Class A                        569          6,970
+     Bombay Company                          24,750        123,750
      Brown Shoe Company                       7,410        176,580
      Burlington Coat Factory                  4,180         75,031
+     Compucom Systems                        12,900         72,369
+     Department 56                            5,070         65,403

                        Global Asset Allocation Fund  7

                                         Number        Market
RETAIL (CONT'D)                          of Shares     Value (US$)
-------------------------------------------------------------------
      Dillard                                  1,175   $     18,636
+     Federated Department Stores              4,085        117,485
+     Finlay Enterprises                       3,614         43,585
      Fred's                                   4,400        113,080
+     Gamestop                                   775          7,595
+     Goody's Family Clothing                  7,940         35,254
+     Gymboree                                11,690        185,403
      Home Depot                              21,800        522,327
      Ikon Office Solutions                   11,800         84,370
      J.C. Penney                             17,859        410,936
+     Jo-Ann Stores Class A                    3,520         80,854
+     Kenneth Cole Productions                 8,660        175,798
+     Kohl's                                   3,200        179,040
+     Kroger                                  15,678        242,225
      Limited                                 18,075        251,785
      Liz Claiborne                            1,800         53,370
      Longs Drug Stores                        6,200        128,588
      Lowe's Companies                        13,700        513,749
+     Michaels Stores                          3,000         93,900
+     MSC Industrial Direct Class A              625         11,094
+     Office Depot                            23,424        345,738
+     Officemax                               17,120         85,600
+     Petsmart                                13,550        232,112
      Pier 1 Imports                           5,025         95,123
      Radioshack                               1,325         24,831
+     Rent A Center                            5,250        262,238
+     Rent-Way                                 4,600         16,100
+     Rite Aid                                 5,100         12,495
      Ross Stores                              5,950        252,221
+     SAKS                                     1,100         12,914
+     Sharper Image                            6,180        107,717
+     Shopko Stores                           10,000        124,500
+     Staples                                  3,575         65,423
+     Starbucks                                4,050         82,539
      Target                                     800         24,000
      The Swatch Group AG-B
        (Switzerland)                          1,860        154,697
      The Swatch Group AG (Switzerland)        3,765         63,717
+     Ticketmaster Class B                       300          6,366
      TJX                                     16,203        316,283
+     Tuesday Morning                          1,230         21,033
      VF                                       1,625         58,581
      Wal-Mart Stores                         24,100      1,217,290
      Walgreen                                 4,350        126,977
      Weis Markets                             1,080         33,534
+     Whole Foods Market                         300         15,819
+     Wild Oats Markets                        6,100         62,952
      Winn-Dixie Stores                        3,273         50,011
-------------------------------------------------------------------
                                                          7,937,338
TELECOMMUNICATIONS - 4.15%
-------------------------------------------------------------------
+     Advanced Fibre Communications              625         10,425
      Alltel                                     475         24,225
+     Arris Group                             46,200        164,934
+     Aspect Communications                   19,500         55,380
      AT&T                                     1,695         44,256
+     AT&T Wireless Services                  10,464         59,122
      BellSouth                               19,838        513,209
+     Boston Communications Group              3,400         43,214
      CenturyTel                                 550         16,159
+     Commonwealth Telephone                   2,900        103,936
+     Concerto Software                        4,400         29,700
+     Concord Communications                   2,000         17,980
+     Ericsson LM B Shares (Sweden)          338,479        236,962
+     Flag Telecom Group                         204          1,431
+     Interdigital Communications              3,300         48,048
+     Itron                                    9,000        172,530
      KT (South Korea)                        23,335        502,869
      KT ADR (South Korea)                       940         40,182
+     Nextel Communications                   32,500        375,375
      Nokia Oyj (Finland)                     40,138        638,130
      NTT DoCoMo (Japan)                         529        976,245
+     Panamsat                                   625          9,150
      Portugal Telecom (Portugal)             22,091        151,844
+     PTEK Holdings                            9,700         42,680

                                         Number        Market
TELECOMMUNICATIONS (CONT'D)              of Shares     Value (US$)
-------------------------------------------------------------------
+     Qualcomm                                12,150   $    442,139
+     Qwest Communications International      21,084        105,420
      SBC Communications                      35,800        970,538
      Scientific-Atlanta                       1,525         18,087
      SK Telecom (South Korea)                   650        125,501
      SK Telecom ADR (South Korea)             6,900        147,315
+     Somera Communications                   10,900         29,430
      Sprint                                  10,964        158,759
+     Symmetricom                             14,700         62,034
+     Tekelec                                  8,100         84,645
      Telecom Corporation of New Zealand
        (New Zealand)                         15,400         36,489
      Telecom Italia Mobile Spa (Italy)       52,350        238,972
      Telecom Italia Spa (Italy)              18,400         92,876
+     Telefonica (Spain)                      34,749        311,052
      Telefonos De Mexico ADR (Mexico)        12,267        392,299
+     Tellabs                                  2,500         18,175
      Verizon Communications                  28,462      1,102,903
      Vodafone Group (United Kingdom)        737,280      1,347,184
+     Western Wireless Class A                15,100         80,030
-------------------------------------------------------------------
                                                         10,041,834
TEXTILES, APPAREL & FURNITURE - 0.61%
-------------------------------------------------------------------
      Albany International                     2,062         42,601
      American Woodmark                        2,900        137,750
+     CHICO'S Fas                                700         13,237
+     Culp                                     9,400         79,900
      Gucci Group (Netherlands)                4,032        369,331
      HON Industries                           1,800         50,904
      Johnson Controls                           925         74,157
+     Jones Apparel Group                      4,925        174,542
      Kellwood                                 6,460        167,960
+     Mothers Work                               870         30,650
      Phillips - Van Heusen                    9,100        105,196
+     Polo Ralph Lauren                          900         19,584
+     Reebok International                     2,225         65,415
+     Williams & Sonoma                        5,250        142,538
-------------------------------------------------------------------
                                                          1,473,765
TRANSPORTATION & SHIPPING - 0.80%
-------------------------------------------------------------------
      Airborne                                13,430        199,167
+     Arkansas Best                            1,800         46,766
      Burlington Northern Santa Fe             1,450         37,715
      Canadian National Railway (Canada)       7,852        325,081
      CNF                                        200          6,648
      CSX                                      1,275         36,095
      Deutsche Post (Germany)                 15,918        167,211
      East Japan Railway (Japan)                  23        114,157
+     EGL                                      6,330         90,203
+     Mesa Air Group                          15,600         63,492
      Roadway Express                          1,100         40,491
      Southwest Airlines                       2,725         37,878
      TNT Post Group (Netherlands)             8,528        138,266
      Union Pacific                           10,659        638,153
-------------------------------------------------------------------
                                                          1,941,323
UTILITIES - 1.66%
-------------------------------------------------------------------
      AGL Resources                            1,990         48,357
+     Allegheny Energy                         2,500         18,900
      Black Hills                              2,440         64,709
      Centerpoint Energy                      18,087        153,740
      Cinergy                                  4,739        159,799
      Dominion Resources                       3,729        204,722
      DPL                                     10,500        161,070
      DTE Energy                               1,643         76,235
      Duke Energy                                400          7,816
+     Edison International                    12,034        142,603
      Entergy                                  8,133        370,782
      Exelon                                     525         27,704
      FirstEnergy                              3,377        111,340
      FPL Group                                  250         15,033
      Hong Kong Electric (Hong Kong)          56,600        214,109
      Iberdrola (Spain)                       21,198        296,973

                        Global Asset Allocation Fund  8

                                         Number        Market
UTILITIES (CONT'D)                       of Shares     Value (US$)
-------------------------------------------------------------------
      Korea Electric Power (South Korea)      19,580   $    301,282
      Northeast Utilities                      7,046        106,888
      Northwestern                            10,950         55,626
+     PG&E                                    11,529        160,253
      PNM Resources                            9,000        214,380
      PPL                                      1,315         45,604
      Progress Energy                          5,603        242,890
      Public Service Enterprise Group            375         12,038
      Scottish Power (United Kingdom)         55,251        321,549
+     Sierra Pacific Resources                16,060        104,390
      Tokyo Gas (Japan)                       90,000        282,127
      Unisource Energy                         4,790         82,819
      Wisconsin Energy                           200          5,040
-------------------------------------------------------------------
                                                          4,008,778
-------------------------------------------------------------------
TOTAL COMMON STOCK
  (cost $144,958,521)                                   151,602,142
-------------------------------------------------------------------

PREFERRED STOCK - 0.19%
-------------------------------------------------------------------
      Anthem 6.00%                             1,683        130,735
      CSC Holding 11.75%                           5            476
      Ford Motor Capital Trust II
        6.5%                                   5,119        209,115
      Motorola 7.00%                           2,979         95,328
+     Singapore Press                          1,700         17,843
+     World Access Series                          8              0
-------------------------------------------------------------------
TOTAL PREFERRED STOCK
  (cost $499,827)                                           453,497
-------------------------------------------------------------------

                                         Principal
                                         Amount
-------------------------------------------------------------------
AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS - 0.59%
-------------------------------------------------------------------
      Fannie Mae Grantor Trust
        Series 1999-T2 A1
        7.50% 1/19/39                    $    11,152         12,536
        Series 2001-T8 A1
        7.50% 7/25/41                        561,861        610,984
        Series 2002-T4 A3
        7.50% 12/25/41                        82,930         89,901
        Series 2002-T6 A2
        7.50% 10/25/41                        32,643         35,387
        Series 2002-T16 A2
        7.00% 7/25/42                        268,155        288,316
        Series 2002-T16 A3
        7.50% 7/25/42                        184,631        200,773
        Series 2002-T18 A3
        7.00% 8/25/42                         28,000         30,105
        Series 2002-T18 A4
        7.50% 8/25/42                         14,000         15,224
      Fannie Mae
        Series 2002-36 SJ
        16.60% 12/25/29                       44,490         49,213
      Fannie Mae Whole Loan Series
        2002-W3 A5
        7.50% 1/25/28                          5,209          5,573
      Freddie Mac
        Series 2412 GS
        17.20% 2/15/32                        73,700         90,681
-------------------------------------------------------------------
TOTAL AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS
  (cost $1,377,005)                                       1,428,693
-------------------------------------------------------------------


                                         Principal     Market
                                         Amount        Value (US$)
-------------------------------------------------------------------
AGENCY OBLIGATION - 0.11%
-------------------------------------------------------------------
      Tennessee Valley Authority
        Series E
        6.75% 11/1/25                    $   230,000   $    270,498
-------------------------------------------------------------------
TOTAL AGENCY OBLIGATION
  (cost $272,109)                                           270,498
-------------------------------------------------------------------

ASSET-BACKED SECURITIES - 0.69%
-------------------------------------------------------------------
      Ace Securities Corporation Series
        2001-HE1 M2
        2.82% 11/20/31                        45,000         42,891
      Amortizing Residential Collateral
        Trust Series 2002-BC1 M2
        2.52% 1/1/32                          60,000         57,689
      ARC Net Interest Margin Trust
        Series 2002-8 A
        7.75% 11/27/32                        48,589         48,189
      Asset Backed Funding Certificates
        Series 2002-OPT1 M3
        2.82% 3/25/32                         30,000         28,889
      Bank One Issuance Trust Series
        2002-C1 C1
        2.38% 12/15/09                        66,000         65,484
      Conseco Finance Securitizations
        Corporation
        Series 2000-4 A6
        8.31% 5/1/32                         275,000        262,803
        Series 2001-3 A3
        5.79% 5/1/33                          48,000         46,633
        Series 2001-4 A4
        7.36% 9/1/33                          75,000         68,765
        Series 2002-1 A
        6.681% 12/1/33                       104,672        102,292
      CS First Boston Mortgage
        Securities Series 2002-HE16 M2
        3.24% 10/25/32                        68,000         65,507
      Freddie Mac Structured Pass
        Through Securities
        Series T-42 A5
        7.50% 2/25/42                         32,198         34,905
      Green Tree Financial Corporation
        Series 1999-5 A5
        7.86% 4/1/31                         440,000        442,080
      Greenpoint Manufactured Housing
        Series 1999-5 A4
        7.59% 11/15/28                        90,000         97,028
      Marriott Vacation Club Owner Trust
        Series 2002-1A A1
        2.081% 12/20/24                       50,000         50,000
      Morgan Stanley Dean Witter Capital
        Series 2001-AM1 M2
        2.82% 2/25/32                         42,000         40,871
        Series 2002-AM2 B1
        3.67% 5/25/32                         25,000         22,656
        Series 2002-HE1 B1
        3.22% 7/25/32                         50,000         45,906
        Series 2002-NC3 M2
        2.72% 9/25/32                         32,000         30,451
      Novastar Capital Trust
        Series 2002-C1 A
        7.15% 9/25/31                         38,708         38,708
      Xerox Equipment Lease
        Series 2001-1A
        3.42% 2/15/08                         69,003         69,003
-------------------------------------------------------------------
TOTAL ASSET-BACKED SECURITIES
  (cost $1,714,048)                                       1,660,750
-------------------------------------------------------------------


                        Global Asset Allocation Fund  9

COMMERCIAL MORTGAGE-BACKED               Principal     Market
SECURITIES - 1.14%                       Amount        Value (US$)
-------------------------------------------------------------------
      Asset Securitization
        Series 1995-MD4 A1
        7.10% 8/13/29                         39,895   $     43,872
        Series 1996-MD6 A1B
        6.88% 11/13/29                       275,000        284,934
        Series 1996-MD6 A1C
        7.04% 11/13/29                        75,000         84,058
        Series 1997-MD7 A1B
        7.41% 1/13/30                         56,200         62,727
      Bear Stearns Commercial Mortgage
        Securities
        Series 1999-WF2 A1
        6.80% 9/15/08                         43,843         47,991
      Chase Manhattan Bank-First Union
        National
        Series 1999-1 A1
        7.134% 8/15/31                       105,652        116,712
      Commercial Mortgage Acceptance
        Series 1997-ML1 A2
        6.53% 12/15/30                       110,000        117,133
        Series 1997-ML1 A3
        6.57% 12/15/30                        45,000         49,872
      CS First Boston Mortgage
        Securities
        Series 1998-C1 A1B
        6.48% 5/17/40                        165,000        184,583
        Series 2001-CK3 A1
        5.26% 6/15/34                         14,235         14,917
      DLJ Commercial Mortgage
        Series 2000-CKP1 A1A
        6.93% 8/10/09                         59,987         65,729
      FFCA Secured Lending
        Series 2000-1
        Class A2
        7.77% 9/18/27                        235,000        269,295
      First Union Commercial Mortgage
        Securities
        Series 1997-C1 A2
        7.30% 4/18/29                         25,642         27,671
      First Union National Bank
        Commercial Mortgage
        Series 2000-C1 A1
        7.739% 5/17/32                        28,523         32,248
      GGP Mall Properties Trust
        Series 2001-C1 D3
        3.67% 2/15/14                         68,714         68,679
      J.P. Morgan Commercial Mortgage
        Finance Corporation
        Series 2000-C9 A1
        7.59% 10/15/32                       106,770        118,028
      LB Commercial Conduit Mortgage
        Trust
        Series 1996-C2 A
        7.495% 10/25/26                      164,981        173,435
      LB-UBS Commercial Mortgage Trust
        Series 2000-C3 A1
        7.95% 7/15/09                        211,691        240,020
        Series 2000-C4 A1
        7.18% 9/15/19                        170,665        191,238
      Merrill Lynch Mortgage Investors
        Series 1995-C3 A3
        7.099% 12/26/25                       51,381         54,219
        Series 1997-C1 A2
        7.03% 6/18/29                         65,000         70,314
        Series 1999-C1 A1
        7.37% 11/15/31                        62,845         69,235
      Morgan Stanley Dean Witter Capital
        Series 1998-CF1 A1
        6.33% 7/15/32                         79,328         83,649
        Series 2001-XLF D
        2.96% 10/7/13                         45,791         45,791
      (X)Series 2002-HQ X1
        0.698% 4/15/34                     1,208,997         31,547

COMMERCIAL MORTGAGE-BACKED               Principal     Market
SECURITIES (CONT'D)                      Amount        Value (US$)
-------------------------------------------------------------------
      Mortgage Capital Funding
        Series 1997-MC1 A3
        7.288% 2/20/27                        80,000   $     90,932
      Nomura Asset Securities
        Series 1995-MD3 A1B
        8.15% 4/4/27                          24,332         26,795
        Series 1996-MD5 A1B
        7.12% 4/13/39                         43,400         48,452
      Salomon Brothers Mortgage
        Securities VII
        Series 2000-C2 A1
        7.298% 7/18/33                        33,977         37,967
-------------------------------------------------------------------
TOTAL COMMERCIAL MORTGAGE-BACKED
  SECURITIES
  (cost $2,672,263)                                       2,752,043
-------------------------------------------------------------------

INTEREST ONLY AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS - 0.14%
-------------------------------------------------------------------
      Fannie Mae
        Series 2001-50 BI
        0.496% 10/25/41                    1,504,300         24,445
        Series 2001-79 BI
        0.351% 3/25/45                     2,071,726         17,553
        Series 2002-25 SX
        6.58% 4/25/32                        355,953         31,207
        Series 2002-36 QH
        6.63% 12/25/29                       105,999          7,130
        Series 2002-36 QL
        6.73% 12/25/29                       511,799         25,001
        Series 2002-44 SJ
        6.58% 4/25/32                        588,007         51,715
      Fannie Mae Grantor Trust
        Series 2001-T12
        0.571% 8/25/41                       903,562         16,095
        Series 2002-T1
        0.424% 11/25/31                      868,003         11,528
        Series 2002-T4
        0.445% 12/25/41                    4,710,717         65,507
      Freddie Mac Strip
        Series 216                           533,213         92,813
-------------------------------------------------------------------
TOTAL INTEREST ONLY AGENCY
  COLLATERALIZED MORTGAGE OBLIGATIONS
  (cost $519,834)                                           342,994
-------------------------------------------------------------------

     INTEREST ONLY COLLATERALIZED MORTGAGE OBLIGATIONS - 0.04%
-------------------------------------------------------------------
      Commercial Mortgage Acceptance
        Series 1997-ML1
        0.938% 12/15/30                    1,730,481         67,598
      Structured Asset Securities Series
        2002-HF1 A
        6.00% 5/25/05                        461,455         31,175
-------------------------------------------------------------------
TOTAL INTEREST ONLY COLLATERALIZED
  MORTGAGE OBLIGATIONS
  (cost $110,535)                                            98,773
-------------------------------------------------------------------

           INTEREST ONLY ASSET-BACKED SECURITIES - 0.28%
-------------------------------------------------------------------
      Amortizing Residential Collateral
        Trust
        Series 2001-BC6 A
        6.00% 10/25/04                       365,273         20,197
        Series 2002-BC3 A
        6.00% 5/25/05                        384,545         28,419
        Series 2002-BC5
        6.00% 7/25/04                        628,000         35,220
        Series 2002-BC1 A
        6.00% 2/25/05                        539,182         32,152
      Asset Backed Funding Certificates
        Series 2002-OPT1 A
        6.00% 3/25/05                        633,000         53,212

                        Global Asset Allocation Fund  10

INTEREST ONLY ASSET-BACKED               Principal     Market
SECURITIES (CONT'D)                      Amount        Value (US$)
-------------------------------------------------------------------
      Asset Backed Securities
        Corporation Home Equity
        Series 2001-HE3
        6.50% 11/15/31                   $ 1,069,129   $     47,921
        Series 2002-HE1 A
        6.50% 3/25/32                        512,000         31,112
      CDC Mortgage Capital Trust Series
        2002-HE2 A
        5.25% 8/25/32                        218,337         17,569
      Conseco Finance Securitizations
        Series 2001-1 A
        2.50% 7/1/32                         567,600         39,000
        Series 2001-3
        2.50% 5/1/33                       1,165,500         85,999
        Series 2001-4 A
        2.50% 9/1/33                         611,026         36,124
        Series 2002-2 A
        8.50% 3/25/33                        100,004         32,856
      Conseco Finance
        Series 2002-A HEA
        7.25% 4/15/32                        570,000         33,459
      Conseco Recreational Enthusiast
        Consumer Trust
        Series 2001-A AP
        5.00% 8/15/25                        361,972         22,752
      Freddie Mac Structured Pass
        Through Securities
        T-49 S IO
        5.50% 4/25/05                        261,000         18,352
      Freddie Mac Structured Pass
        Through Securities
        Series T-40 S
        6.00% 9/25/04                        400,000         22,437
      Oakwood Mortgage Investors
        Series 2001-E A
        6.00% 11/15/09                       139,808         30,094
      Residential Asset Securities
        Corporation
        Series 2001-KS3
        5.00% 3/25/04                        869,396         30,836
        Series 2002-KS4 A
        5.00% 12/25/04                       775,000         34,330
        Series 2002-KS6 A
        4.50% 4/25/05                        578,831         24,419
-------------------------------------------------------------------
TOTAL INTEREST ONLY ASSET-BACKED
  SECURITIES
  (cost $1,094,147)                                         676,460
-------------------------------------------------------------------

MORTGAGE-BACKED SECURITIES - 6.69%
-------------------------------------------------------------------
      Fannie Mae
        5.50% 9/1/17                         926,373        961,981
        5.50% 12/1/17                        311,000        322,954
        5.50% 1/1/18 TBA                      39,000         40,413
        5.50% 1/1/30                          83,908         86,058
        5.50% 1/1/33 TBA                     560,000        571,200
        6.00% 10/1/30                        110,915        115,143
        6.50% 1/1/33 TBA                   3,607,791      3,756,612
        6.606% 9/1/31                        343,528        354,609
        7.00% 9/1/31                         732,927        771,177
        7.00% 1/1/33 TBA                     722,000        759,454
        7.50% 7/1/07                          78,294         82,968
        7.50% 10/1/22                         36,044         38,725
        8.00% 4/1/25                         318,636        347,015
        8.00% 3/1/26                          19,345         21,026
        8.00% 8/1/26                         237,289        258,422

                                         Principal     Market
MORTGAGE-BACKED SECURITIES (CONT'D)      Amount        Value (US$)
-------------------------------------------------------------------
      Freddie Mac
        6.00% 3/1/17                     $    58,126   $     60,832
        6.00% 4/1/17                          69,885         73,139
        6.00% 5/1/17                         704,845        737,665
        6.00% 6/1/17                         716,587        749,954
        6.00% 12/1/28                        118,477        123,068
        7.50% 10/1/29                        464,551        496,780
        8.50% 7/1/28                         130,121        140,937
      Freddie Mac Gold
        6.00% 1/15/33 TBA                  2,363,366      2,443,870
      GNMA
        5.50% 1/15/33 TBA                    500,000        512,656
        6.50% 3/15/28                        179,256        188,667
        6.50% 6/15/29                        352,681        370,756
        6.50% 7/15/29                        216,410        227,501
        6.50% 1/15/33 TBA                     70,000         73,434
        7.00% 4/15/28                        410,087        436,101
        7.50% 4/15/29                         19,399         20,714
        7.50% 1/15/30                        126,790        135,348
        7.50% 10/20/30                        18,596         19,823
        8.00% 10/15/22                       159,109        174,324
        8.00% 12/15/23                       559,472        613,146
        8.00% 8/15/25                         70,827         77,378
        11.00% 12/15/15                       37,021         43,292
-------------------------------------------------------------------
TOTAL MORTGAGE-BACKED SECURITIES
  (cost $15,891,390)                                     16,207,142
-------------------------------------------------------------------

NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS - 0.10%
-------------------------------------------------------------------
      Countrywide Home Loan
        Series 1998-3 A5
        6.75% 4/25/28                         35,000         35,756
      Countrywide Mortgage Backed
        Securities
        Series 1993-C A8
        6.50% 1/25/24                         45,000         46,014
      Merit Securities
        Series 11PA 3A1
        2.04% 4/28/27                         83,522         83,209
      Residential Assets Mortgage
        Products
        Series 2002-SL1 A13
        7.00% 6/25/32                         74,000         77,538
-------------------------------------------------------------------
TOTAL NON-AGENCY COLLATERALIZED
  MORTGAGE OBLIGATIONS
  (cost $240,025)                                           242,517
-------------------------------------------------------------------

PRINCIPAL ONLY COLLATERALIZED MORTGAGE OBLIGATIONS - 0.16%
-------------------------------------------------------------------
      Fannie Mae Grantor Trust
        Series 2000-T6
        6/25/30                                5,249          3,805
        Series 2001-T1
        10/25/40                               1,275            925
        Series 2001-T3
        11/25/40                               3,665          2,657
        Series 2001-T4
        7/25/41                               19,014         13,786
        Series 2001-T7
        2/25/41                                6,350          4,604
        Series 2001-T8
        7/25/41                               57,665         41,807
        Series 2001-T10
        12/25/41                              54,382         39,427
        Series 2001-T12
        8/25/41                                  841            610
        Series 2002-T1
        11/25/31                               4,075          2,954
        Series 2002-T4
        12/25/41                               1,582          1,147

                        Global Asset Allocation Fund  11

PRINCIPAL ONLY COLLATERALIZED MORTGAGE   Principal     Market
OBLIGATIONS (CONT'D)                     Amount        Value (US$)
-------------------------------------------------------------------
        Series 2002-T6
        10/25/41                         $       983   $        712
        Series 2002-T18
        8/25/42                               20,144         14,604
      Fannie Mae Interest Strip
        Series 318 1
        1/1/32                               276,039        238,457
      Fannie Mae Whole Loan
        Series 2002-W3
        9/25/28                                1,928          1,398
        Series 2002-W4
        5/25/42                                1,846          1,339
        Series 2002-W7
        6/25/29                                1,470          1,065
        Series 2002-W9
        8/25/42                               25,620         18,574
      Freddie Mac Structured Pass
        Through Securities
        Series T-42
        2/25/42                                3,422          2,481
-------------------------------------------------------------------
TOTAL PRINCIPAL ONLY COLLATERALIZED
  MORTGAGE OBLIGATIONS
  (cost $370,569)                                           390,352
-------------------------------------------------------------------

CORPORATE BONDS - 11.52%
-------------------------------------------------------------------
AEROSPACE & DEFENSE - 0.27%
-------------------------------------------------------------------
      L-3 Communications
        7.625% 6/15/12                       107,000        110,745
      Litton Industries
        8.00% 10/15/09                        40,000         46,543
      Lockheed Martin
        8.50% 12/1/29                        170,000        228,794
      Raytheon
        6.75% 8/15/07                        165,000        183,146
      Sequa
        8.875% 4/1/08                         77,000         73,920
-------------------------------------------------------------------
                                                            643,148
AUTOMOBILES & AUTOMOTIVE PARTS - 0.52%
-------------------------------------------------------------------
      American Axle & Manufacturing
        9.75% 3/1/09                          40,000         43,100
      Autonation
        9.00% 8/1/08                          83,000         84,245
      Autozone
        5.875% 10/15/12                       30,000         31,057
      Daimlerchrysler
        3.40% 12/15/04                        30,000         30,220
        7.20% 9/1/09                         105,000        116,888
        8.50% 1/18/31                         55,000         67,895
      Dana
        6.25% 3/1/04                          50,000         49,500
        9.00% 8/15/11                        140,000        135,800
      Ford Motor
        6.625% 10/1/28                       155,000        123,920
        7.45% 7/16/31                         45,000         39,249
      Good Year Tire
        7.857% 8/15/11                        90,000         67,495
      Lear
        7.96% 5/15/05                        130,000        134,063
        8.11% 5/15/09                         39,000         41,438
        8.125% 4/1/08                         25,000         26,760
      Navistar International
        8.00% 2/1/08                         110,000         89,650
      TRW
        6.625% 6/1/04                          5,000          5,198
        7.625% 3/15/06                        50,000         55,464
      Visteon
        8.25% 8/1/10                         110,000        116,880
-------------------------------------------------------------------
                                                          1,258,822
                                         Principal     Market
BANKING, FINANCE & INSURANCE - 2.35%     Amount        Value (US$)
-------------------------------------------------------------------
      American Express
        3.75% 11/20/07                   $    50,000   $     50,665
      American General Finance
        5.875% 7/14/06                       160,000        172,370
(+++) ASIF Global Financing 144A
        3.85% 11/26/07                        25,000         25,661
      Bank of America
        7.40% 1/15/11                        245,000        289,051
      Bank One
        6.00% 8/1/08                          85,000         93,901
      Bear Stearns
        7.25% 10/15/06                        40,000         45,269
      Calair LLC/Calair Capital
        8.125% 4/1/08                         70,000         42,000
      Capital One Financial
        7.25% 5/1/06                         190,000        182,496
      Cit Group
        6.875% 11/1/09                        70,000         75,398
        7.75% 4/2/12                          90,000        101,254
      Citigroup
        6.50% 1/18/11                        190,000        213,519
        6.625% 1/15/28                       175,000        190,633
        6.75% 12/1/05                         65,000         72,326
      Countrywide Home Loan
        6.85% 6/15/04                        100,000        106,414
      Countrywide Home Loan
        Series
        5.625% 5/15/07                       110,000        117,772
      Deluxe
        5.00% 12/15/12                        10,000         10,208
      Fairfax Financial Holdings
        6.875% 4/15/08                       150,000        110,526
      First Chicago/Bank One
        6.375% 1/30/09                        50,000         55,844
      First Union National Bank
        7.80% 8/18/10                        140,000        169,266
      Ford Motor Credit
        5.80% 1/12/09                         20,000         18,573
        6.50% 1/25/07                        250,000        247,146
        7.375% 10/28/09                      135,000        133,978
        7.875% 6/15/10                        65,000         65,498
      General Electric Capital
        4.625% 9/15/09                        75,000         76,946
        6.00% 6/15/12                        220,000        237,960
      General Electric Capital
        Series
        3.667% 12/4/06                        35,000         35,402
      General Motors Acceptance
        6.125% 9/15/06                       155,000        157,628
        6.875% 9/15/11                       120,000        119,865
        8.00% 11/1/31                         65,000         65,538
      Golden West Financial
        4.75% 10/1/12                         55,000         55,411
      Goldman Sachs
        5.50% 11/15/14                        35,000         35,355
        6.65% 5/15/09                        155,000        171,074
      Heller Financial
        7.375% 11/1/09                        10,000         11,755
      Household Finance
        6.375% 11/27/12                        5,000          5,229
        7.00% 5/15/12                        130,000        142,635
      HSBC Holding
        5.25% 12/12/12                        95,000         97,561
      ISTAR Financial
        8.75% 8/15/08                         51,000         54,336
      J.P. Morgan Chase
        5.35% 3/1/07                         170,000        179,993
        5.75% 1/2/13                           5,000          5,073
      John Deere Capital
        Series
        3.125% 12/15/05                       30,000         30,285
      Lehman Brothers
        6.625% 2/5/06                        145,000        158,080
        7.75% 1/15/05                         40,000         43,905

                        Global Asset Allocation Fund  12

                                         Principal     Market
BANKING, FINANCE & INSURANCE - (CONT'D)  Amount        Value (US$)
-------------------------------------------------------------------
      Merrill Lynch
        4.00% 11/15/07                   $    55,000   $     55,622
        4.75% 11/20/09                        55,000         56,393
      Midland Funding
        11.75% 7/23/05                         7,000          7,143
        13.25% 7/23/06                        50,000         51,813
      National City Bank
        6.25% 3/15/11                        160,000        175,740
      National Rural Utilities
        6.00% 5/15/06                         50,000         54,587
      National Westminster Bank
        7.375% 10/1/09                        90,000        106,892
      Nisource Finance
        7.625% 11/15/05                      155,000        161,995
      Sovereign Bancorp
        10.50% 11/15/06                      118,000        131,865
      St Paul Companies
        5.75% 3/15/07                         75,000         78,805
      Washington Mutual
        5.625% 1/15/07                       165,000        176,733
      Wells Fargo
        5.90% 5/21/06                        230,000        252,448
        6.125% 2/15/06                        15,000         16,523
      Western Financial
        9.625% 5/15/12                        70,000         68,250
-------------------------------------------------------------------
                                                          5,668,608
BUILDING & MATERIALS - 0.21%
-------------------------------------------------------------------
      American Standard
        7.625% 2/15/10                        65,000         69,225
      D.R. Horton
        8.00% 2/1/09                          70,000         70,350
        10.00% 4/15/06                        35,000         35,481
      GBP Home
        9.50% 2/15/11                         80,000         85,200
      MDC Holdings
        8.375% 2/1/08                         10,000         10,400
      Standard Pacific
        9.50% 9/15/10                         35,000         36,838
      Toll
        8.125% 2/1/09                         90,000         90,900
      WCI Communities
        10.625% 2/15/11                       55,000         53,350
      Webb
        9.375% 5/1/09                         60,000         63,975
-------------------------------------------------------------------
                                                            515,719
BUSINESS SERVICES - 0.04%
-------------------------------------------------------------------
      Iron Mountain
        8.25% 7/1/11                         100,000        103,500
-------------------------------------------------------------------
                                                            103,500
CABLE, MEDIA & PUBLISHING - 0.60%
-------------------------------------------------------------------
      AOL Time Warner
        5.625% 5/1/05                         40,000         40,930
        7.625% 4/15/31                       175,000        180,497
      British Sky Broadcasting
        (United Kingdom)
        6.875% 2/23/09                       210,000        215,045
      Chancellor Media
        8.00% 11/1/08                        170,000        186,363
        8.125% 12/15/07                        1,000          1,046
      Cox Enterprises
        7.125% 10/1/12                        65,000         72,327
(+++) Cox Enterprises 144A
        8.00% 2/15/07                         15,000         16,678
      CSC Holdings
        7.625% 4/1/11                        130,000        122,688
        10.50% 5/15/16                        80,000         79,700
*     Diva Systems
        12.625% 3/1/08                       280,000          7,000

                                         Principal     Market
CABLE, MEDIA & PUBLISHING (CONT'D)       Amount        Value (US$)
-------------------------------------------------------------------
      News America
        6.625% 1/9/08                    $    60,000   $     64,376
        7.375% 10/17/08                      160,000        176,312
      Pegasus Satellite
        12.375% 8/1/06                        40,000         21,400
      Quebecor Media
        11.125% 7/15/11                      110,000        101,888
      Viacom
        6.40% 1/30/06                        150,000        165,721
      Von Hoffman PIK
        13.50% 5/15/09                         1,166            676
-------------------------------------------------------------------
                                                          1,452,647
CHEMICALS - 0.48%
-------------------------------------------------------------------
      Chevron Phillips Chemical
        5.375% 6/15/07                        95,000         99,654
      Dow Chemical
        5.75% 11/15/09                        60,000         62,163
        7.375% 11/1/29                        35,000         37,988
        8.55% 10/15/09                        40,000         46,459
      Equistar Chemical/Funding
        10.125% 9/1/08                       172,000        157,380
      Hercules
        11.125% 11/15/07                     100,000        112,000
      IMC Global
        10.875% 6/1/08                       200,000        218,001
      ISP Chemco
        10.25% 7/1/11                         12,000         12,480
      Lyondell Chemical
        9.625% 5/1/07                         85,000         82,025
        9.80% 2/1/20                         120,000         95,400
        9.875% 5/1/07                         59,000         56,935
      Millennium America
        7.00% 11/15/06                       120,000        116,550
      Noveon
        11.00% 2/28/11                        30,000         33,075
      Solutia
        11.25% 7/15/09                        20,000         16,925
      Texas Petrochemical
        Series B
        11.125% 7/1/06                        20,000         12,500
-------------------------------------------------------------------
                                                          1,159,535
COMPUTERS & TECHNOLOGY - 0.11%
-------------------------------------------------------------------
      Avaya
        11.125% 4/1/09                        30,000         27,300
      Hewlett-Packard
        5.50% 7/1/07                          10,000         10,736
      SCG Holdings
        12.00% 8/1/09                         40,000         17,800
(+++) Seagate Technology 144A
        8.00% 5/15/09                         80,000         83,200
      Solectron
        9.625% 2/15/09                        60,000         58,800
      Unisys
        8.125% 6/1/06                         58,000         60,755
-------------------------------------------------------------------
                                                            258,591
CONSUMER PRODUCTS - 0.13%
-------------------------------------------------------------------
      Tyco International Group
        6.375% 6/15/05                        80,000         77,652
        6.375% 10/15/11                      193,000        180,808
        6.75% 2/15/11                         60,000         56,804
-------------------------------------------------------------------
                                                            315,264
CONSUMER SERVICES - 0.13%
-------------------------------------------------------------------
      Service Corporation
        6.00% 12/15/05                       145,000        137,025
        6.75% 6/22/08                        204,000        183,090
-------------------------------------------------------------------
                                                            320,115

                        Global Asset Allocation Fund  13

                                         Principal     Market
                                         Amount        Value (US$)
-------------------------------------------------------------------
ELECTRONICS & ELECTRICAL EQUIPMENT - 0.14%
-------------------------------------------------------------------
      Avista
        9.75% 6/1/08                     $    49,000   $     48,448
      BRL Universal Equipment
        8.875% 2/15/08                        59,000         61,655
      Dominion Resources
        5.125% 12/15/09                       30,000         30,447
        5.70% 9/17/12                        110,000        114,342
      Emerson Electric
        4.625% 10/15/12                       30,000         29,811
      Flextronics International
        9.875% 7/1/10                         60,000         64,950
-------------------------------------------------------------------
                                                            349,653
ENERGY - 0.95%
-------------------------------------------------------------------
      Amerada Hess
        5.90% 8/15/06                        100,000        107,057
        7.30% 8/15/31                         75,000         81,757
      Amerigas Partners
        8.875% 5/20/11                        23,000         24,035
      Canadian Natural Resources
        (Canada)
        6.45% 6/30/33                         55,000         57,042
        7.20% 1/15/32                         10,000         11,253
      CMS Panhandle
        6.125% 3/15/04                       295,000        293,027
        6.50% 7/15/09                         30,000         28,654
      Conectiv
        5.30% 6/1/05                         140,000        145,846
      Conoco Funding
        5.45% 10/15/06                       125,000        135,036
      Devon Energy
        6.875% 9/30/11                        60,000         66,943
        7.875% 9/30/31                        20,000         23,628
      First Energy
        5.50% 11/15/06                       100,000        100,669
      Forest Oil
        7.75% 5/1/14                          60,000         61,500
        8.00% 6/15/08                         15,000         15,900
        8.00% 12/15/11                        10,000         10,600
      Georgia Power Electric
        Series G
        6.20% 2/1/06                          35,000         38,418
(+++) Hanover Equipment Trust 144A
        8.50% 9/1/08                          36,000         35,280
      Kerr-McGee
        5.375% 4/15/05                       130,000        137,149
      Leviathan Gas
        10.375% 6/1/09                        85,000         86,700
      Mission Energy
        13.50% 7/15/08                       220,000         51,700
      Motiva 144A
        5.20% 9/15/12                         20,000         20,004
      Newfield Exploration
        7.625% 3/1/11                         39,000         41,218
      Occidental Petroleum
        10.125% 9/15/09                       35,000         46,779
(+++) Pepco Holdings 144A
        5.50% 8/15/07                         45,000         47,031
      Pioneer National
        9.625% 4/1/10                        141,000        168,012
      Pogo Producing
        8.25% 4/15/11                         50,000         53,000
      Pride Petroleum Services
        9.375% 5/1/07                         95,000         99,750
      Union Oil Company of California
        5.05% 10/1/12                         90,000         90,130
      Vintage Petroleum
        8.25% 5/1/12                          80,000         83,600
      Western Oil Sands
        8.375% 5/1/12                         33,000         33,000

                                         Principal     Market
ENERGY (CONT'D)                          Amount        Value (US$)
-------------------------------------------------------------------
(+++) Westport Resource 144A
        8.25% 11/1/11                    $     2,000   $      2,110
      XTO Energy
        7.50% 4/15/12                        102,000        108,885
-------------------------------------------------------------------
                                                          2,305,713
ENVIRONMENTAL SERVICES - 0.19%
-------------------------------------------------------------------
      Allied Waste Industries
        7.40% 9/15/35                         52,000         42,737
      Allied Waste NA
        7.625% 1/1/06                        110,000        110,000
      Waste Management
        7.375% 8/1/10                        275,000        301,329
-------------------------------------------------------------------
                                                            454,066
FOOD, BEVERAGE & TOBACCO - 0.55%
-------------------------------------------------------------------
      7-Eleven
        5.00% 12/15/03                        50,000         48,438
      Campbell Soup
        6.75% 2/15/11                         95,000        108,446
      Conagra Foods
        6.00% 9/15/06                         40,000         43,807
        7.875% 9/15/10                        40,000         48,445
      Constellation Brands
        8.00% 2/15/08                         60,000         63,300
        8.125% 1/15/12                        10,000         10,400
      Diageo (United Kingdom)
        8.00% 9/15/22                        100,000        123,513
      Dole Foods
        6.375% 10/1/05                        20,000         21,274
        7.25% 5/1/09                          29,000         28,121
        7.875% 7/15/13                        36,000         34,804
      General Mills
        6.00% 2/15/12                         50,000         54,478
      Hormel Foods
        6.625% 6/1/11                         40,000         45,725
      Kraft Foods
        4.625% 11/1/06                       155,000        163,102
      McDonald's
        6.375% 1/8/28                         50,000         54,083
      PepsiAmericas
        3.875% 9/12/07                        20,000         20,344
      Phillip Morris
        7.65% 7/1/08                          40,000         46,190
      Premium Standard Farms
        9.25% 6/15/11                         20,000         16,500
      Tricon Global Restaurant
        7.45% 5/15/05                         70,000         73,500
        7.65% 5/15/08                         93,000         98,115
        8.875% 4/15/11                        30,000         32,700
      Tyson Foods
        6.625% 10/1/04                        35,000         37,229
        8.25% 10/1/11                         40,000         47,369
      Unilever Capital
        7.125% 11/1/10                        95,000        112,336
-------------------------------------------------------------------
                                                          1,332,219
FOREIGN GOVERNMENT BONDS - 0.35%
-------------------------------------------------------------------
      Ontario Province (Canada)
        5.50% 10/1/08                        495,000        553,257
      Quebec Province (Canada)
        5.75% 2/15/09                        255,000        284,014
-------------------------------------------------------------------
                                                            837,271
HEALTHCARE & PHARMACEUTICALS - 0.36%
-------------------------------------------------------------------
      American Home Products/Wyeth
        7.90% 2/15/05                         10,000         11,065
      AmerisourceBergen
        8.125% 9/1/08                         75,000         80,250
(+++) AmerisourceBergen 144A
        7.25% 11/15/12                        40,000         41,200
      Biovail
        7.875% 4/1/10                         66,000         66,330

                        Global Asset Allocation Fund  14

                                         Principal     Market
HEALTHCARE & PHARMACEUTICALS (CONT'D)    Amount        Value (US$)
-------------------------------------------------------------------
(+++) CVS 144A
        6.117% 1/10/13                   $    15,000   $     15,490
      HCA
        7.875% 2/1/11                        210,000        230,588
      Healthsouth
        8.50% 2/1/08                          20,000         17,300
        10.75% 10/1/08                       192,000        163,200
*     Integrated Health Services
        9.25% 1/15/08                         20,000            525
      Manor Care
        8.00% 3/1/08                          49,000         51,940
*     Mediq
        13.00% 6/1/09                         40,000              4
        11.00% 6/1/08                         40,000            400
      Medpartners
        7.375% 10/1/06                        60,000         61,500
      Omnicare
        8.125% 3/15/11                        60,000         64,500
      Rite Aid
        4.75% 12/1/06                         94,000         75,200
-------------------------------------------------------------------
                                                            879,492
INDUSTRIAL MACHINERY - 0.33%
-------------------------------------------------------------------
      Amkor Technology
        9.25% 2/15/08                         30,000         25,500
      Beazer Homes USA
        8.625% 5/15/11                        34,000         35,190
      Briggs & Stratton
        8.875% 3/15/11                        70,000         75,775
      Case
        7.25% 1/15/16                         90,000         64,041
      Caterpillar Financial Services
        6.875% 8/1/04                         30,000         32,258
      Freeport-McMoran Copper & Gold
        8.25% 1/31/06                          7,000          9,966
(+++) Freeport-McMoran Copper & Gold
        144A
        8.25% 1/31/06                         40,000         56,950
      Lennar
        7.625% 3/1/09                         79,000         81,765
        9.95% 5/1/10                          40,000         43,800
      Northrop Grumman
        7.125% 2/15/11                       105,000        119,529
(+++) Stanley Works 144A
        4.90% 11/1/12                         25,000         25,576
      Tembec Industries
        8.50% 2/1/11                         110,000        111,375
      Transocean Sedco Forex
        6.625% 4/15/11                        55,000         60,658
      United Rentals
        Series B
        8.80% 8/15/08                          8,000          6,420
        10.75% 4/15/08                        60,000         60,000
-------------------------------------------------------------------
                                                            808,803
LEISURE, LODGING & ENTERTAINMENT - 0.56%
-------------------------------------------------------------------
*     Fitzgerald Gaming
        12.25% 12/15/04                       12,214          3,053
      Harrahs Operating
        7.50% 1/15/09                         85,000         95,121
      Hilton Hotels
        7.625% 12/1/12                        95,000         96,101
        8.25% 2/15/11                          8,000          8,381
      International Game Technology
        7.875% 5/15/04                        35,000         36,575
        8.375% 5/15/09                       110,000        122,650
      Mandalay Resort
        9.50% 8/1/08                          75,000         83,438
      MGM Mirage
        8.375% 2/1/11                        221,000        239,232
      Mohegan Tribal Gaming
        8.125% 1/1/06                         30,000         31,725
        8.375% 7/1/11                         90,000         95,063

LEISURE, LODGING &                       Principal     Market
ENTERTAINMENT (CONT'D)                   Amount        Value (US$)
-------------------------------------------------------------------
      Park Place Entertainment
        7.875% 12/15/05                  $   110,000   $    112,200
        9.375% 2/15/07                        40,000         42,800
      Royal Caribbean
        8.75% 2/2/11                          65,000         60,775
      Starwood Hotels & Resorts
        6.75% 11/15/05                       145,000        145,113
(+++) Starwood Hotels & Resorts 144A
        7.875% 5/1/12                         70,000         69,650
      Station Casinos
        8.375% 2/15/08                        59,000         62,983
      Walt Disney
        5.375% 6/1/07                         40,000         42,306
-------------------------------------------------------------------
                                                          1,347,166
METALS & MINING - 0.09%
-------------------------------------------------------------------
      AK Steel
        7.875% 2/15/09                       160,000        162,400
(+++) AK Steel 144A
        7.75% 6/15/12                         21,000         21,263
(+++) Oregon Steel Mills 144A
        10.00% 7/15/09                        45,000         45,900
-------------------------------------------------------------------
                                                            229,563
PACKAGING & CONTAINERS - 0.10%
-------------------------------------------------------------------
      Ball
        8.25% 8/1/08                          30,000         31,725
      Owens-Brockway Glass
        8.875% 2/15/09                       135,000        139,725
(+++) Owens-Brockway Glass 144A
        8.75% 11/15/12                        75,000         76,500
-------------------------------------------------------------------
                                                            247,950
    PAPER & FOREST PRODUCTS - 0.33%
-------------------------------------------------------------------
      Abitibi-Consolidated Financial
        (Canada)
        7.875% 8/1/09                          3,000          3,187
      Abitibi-Consolidated of Canada
        (Canada)
        6.95% 12/15/06                        30,000         31,194
      Bowater Canada (Canada)
        7.95% 11/15/11                       110,000        116,455
      Domtar
        7.875% 10/15/11                       60,000         70,240
      Georgia-Pacific
        7.75% 11/15/29                        56,000         45,920
        8.125% 5/15/11                        90,000         85,950
      International Paper
        6.75% 9/1/11                         120,000        133,747
      Norampac
        9.50% 2/1/08                          10,000         10,550
      Norske Skog Canada (Canada)
        8.625% 6/15/11                        90,000         91,125
      Smurfit Capital
        6.75% 11/20/05                        25,000         24,769
      Weyerhaeuser Company
        6.75% 3/15/12                        160,000        174,757
-------------------------------------------------------------------
                                                            787,894
REAL ESTATE - 0.51%
-------------------------------------------------------------------
      Archstone-Smith Trust
        5.00% 8/15/07                        110,000        112,412
(+++) Boston Properties 144A
        6.25% 1/15/13                         45,000         45,640
      Crescent Real Estate
        9.25% 4/15/09                         80,000         83,520
      Eop Operating LP
        7.00% 7/15/11                        160,000        174,612
      Felcor Lodging
        9.50% 9/15/08                        135,000        138,375
      GE Capital Franchise Financial
        8.75% 10/15/10                        55,000         69,322
      HMH Properties
        7.875% 8/1/08                        305,000        297,375

                        Global Asset Allocation Fund  15

                                         Principal     Market
REAL ESTATE (CONT'D)                     Amount        Value (US$)
-------------------------------------------------------------------
      HRPT Properties Trust
        6.50% 1/15/13                    $    20,000   $     20,434
      Liberty Property
        7.25% 3/15/11                         25,000         27,411
        7.75% 4/15/09                         40,000         45,800
      LNR Property Corporation
        Series B
        9.375% 3/15/08                        37,000         36,445
      Mack-Cali Realty
        7.75% 2/15/11                         45,000         50,709
      Ryland Group
        9.75% 9/1/10                          66,000         72,600
      Schuler Homes
        9.375% 7/15/09                        55,000         56,375
      Ventas Realty
        8.75% 5/1/09                          15,000         15,600
-------------------------------------------------------------------
                                                          1,246,630
RETAIL - 0.40%
-------------------------------------------------------------------
      Archer Daniels
        5.875% 10/1/32                        80,000         80,104
      Dillards
        6.43% 8/1/04                          20,000         19,800
      Federated Department Stores
        8.50% 6/1/10                          25,000         30,207
      Fleming Companies
        10.125% 4/1/08                        60,000         51,900
      Fred Meyer
        7.45% 3/1/08                          70,000         79,650
      Gap
        6.90% 9/15/07                         85,000         83,300
      General Mills
        5.125% 2/15/07                        45,000         47,854
      Hasbro
        6.15% 7/15/08                        140,000        135,099
      J.C. Penney
        7.40% 4/1/37                          40,000         40,600
        7.60% 4/1/07                          75,000         76,313
      Kroger Company
        6.80% 4/1/11                          80,000         87,832
      Limited
        6.125% 12/1/12                        25,000         26,365
      Safeway Stores
        7.50% 9/15/09                         25,000         28,692
      SAKS
        7.50% 12/1/10                        100,000         95,000
        8.25% 11/15/08                        16,000         16,000
      Sears Roebuck Acceptance
        7.00% 6/1/32                          50,000         42,031
      Tommy Hilfiger
        6.50% 6/1/03                          20,000         20,143
-------------------------------------------------------------------
                                                            960,890
TELECOMMUNICATIONS - 1.00%
-------------------------------------------------------------------
      AT&T
        6.50% 3/15/13                         60,000         60,321
        7.30% 11/15/11                        25,000         27,378
      AT&T Broadband
        8.375% 3/15/13                       208,000        236,770
      AT&T Wireless
        7.875% 3/1/11                         50,000         50,340
      British Telecom (United Kingdom)
        8.125% 12/15/10                       10,000         12,011
        8.625% 12/15/30                      140,000        179,130
(+++) Centurytel 144A
        7.875% 8/15/12                        35,000         41,497
      Centurytel
        Series H
        8.375% 10/15/10                       45,000         53,773
      Cingular Wireless
        5.625% 12/15/06                       35,000         36,830

                                         Principal     Market
TELECOMMUNICATIONS (CONT'D)              Amount        Value (US$)
-------------------------------------------------------------------
      Citizens Communications
        7.625% 8/15/08                   $    45,000   $     49,891
        9.25% 5/15/11                         40,000         47,727
      Cox Communication
        7.75% 11/1/10                         25,000         28,516
      Deutsche Telekom (Netherlands)
        7.75% 6/15/05                         75,000         82,060
        8.00% 6/15/10                         60,000         69,221
        8.25% 6/15/30                         50,000         57,955
      France Telecom (France)
        8.25% 3/1/11                         120,000        138,998
      Koninklijker KPN (Netherlands)
        8.00% 10/1/10                         10,000         11,732
        8.375% 10/1/30                        25,000         30,954
(+++) Panamsat 144A
        8.50% 2/1/12                         160,000        153,600
      Rogers Cantel
        9.375% 6/1/08                        150,000        141,750
      Telus
        7.50% 6/1/07                         160,000        156,000
        8.00% 6/1/11                         240,000        231,600
      Verizon Global
        7.60% 3/15/07                         65,000         74,198
        7.75% 12/1/30                        240,000        280,539
      Vodafone Group (United Kingdom)
        6.25% 11/30/32                        10,000         10,029
        7.625% 2/15/05                        25,000         27,576
        7.75% 2/15/10                        100,000        118,137
-------------------------------------------------------------------
                                                          2,408,533
TEXTILES, APPAREL & FURNITURE - 0.03%
-------------------------------------------------------------------
      Levi Strauss
        11.625% 1/15/08                       60,000         58,950
      Russell
        9.25% 5/1/10                          20,000         21,500
-------------------------------------------------------------------
                                                             80,450
TRANSPORTATION & SHIPPING - 0.22%
-------------------------------------------------------------------
(+++) Air 2 US 144A
        8.027% 10/1/19                        17,045         11,067
      AMR
        9.00% 8/1/12                          70,000         34,349
      CSX
        6.25% 10/15/08                        70,000         77,930
      Delta Air Lines
        7.90% 12/15/09                       130,000         89,828
      Kansas City Southern
        9.50% 10/1/08                         60,000         66,375
      Norfolk Southern
        7.25% 2/15/31                         50,000         58,311
        7.35% 5/15/07                         55,000         63,218
      Teekay Shipping
        8.32% 2/1/08                          60,000         61,875
      Union Pacific
        7.375% 9/15/09                        50,000         58,843
      United Airlines
        9.125% 1/15/12                       100,000         10,000
*     US Airways
        Series 93A3
        10.375% 3/1/13                        20,000         10,000
-------------------------------------------------------------------
                                                            541,796
UTILITIES - 0.57%
-------------------------------------------------------------------
      Alabama Power
        5.50% 10/15/17                        10,000         10,501
        5.875% 12/1/22                        15,000         15,483
      Cleveland Electric
        9.50% 5/15/05                         30,000         30,100
      Consolidated Edison
        Series B
        7.15% 12/1/09                         10,000         11,799
      Constellat Energy Group
        6.125% 9/1/09                        130,000        133,115

                        Global Asset Allocation Fund  16

                                         Principal     Market
UTILITIES (CONT'D)                       Amount        Value (US$)
-------------------------------------------------------------------
      Exelon
        6.75% 5/1/11                     $   155,000   $    169,991
      KN Energy
        6.45% 3/1/03                         225,000        226,050
      Midamerican Energy Holdings
        4.625% 10/1/07                       100,000        100,649
      Mirant Americas
        8.30% 5/1/11                         170,000         81,600
      Northeast Utilities
        8.58% 12/1/06                            442            494
(+++) Northern State 144A
        8.00% 8/28/12                         55,000         62,457
      Oncor Electric
        6.375% 5/1/12                         25,000         25,794
      Peco Energy
        4.75% 10/1/12                         70,000         70,523
      Progress Energy
        6.05% 4/15/07                        110,000        117,286
      PSE&G
        6.375% 5/1/08                         70,000         77,491
      Southern California Gas
        4.80% 10/1/12                         40,000         40,361
      Western Resources
        7.875% 5/1/07                         26,000         26,354
        9.75% 5/1/07                         100,000         91,093
      Westport Resources
        8.25% 11/1/11                         75,000         79,124
-------------------------------------------------------------------
                                                          1,370,265
-------------------------------------------------------------------
TOTAL CORPORATE BONDS
  (cost $27,623,995)                                     27,884,303
-------------------------------------------------------------------

COMMERCIAL PAPER - 8.28%
-------------------------------------------------------------------
      Ciesco
        1.22% 1/2/03                       1,006,000      1,005,966
      Preferred Receivables
        1.34% 1/13/03                     11,000,000     10,995,013
      Sheffield Receivables
        1.40% 1/2/03                       8,050,000      8,049,687
-------------------------------------------------------------------
TOTAL COMMERCIAL PAPER
  (cost $20,050,666)                                     20,050,666
-------------------------------------------------------------------

                                         Principal     Market
DISCOUNT NOTE - 2.06%                    Amount        Value (US$)
-------------------------------------------------------------------
      Fannie Mae
        1.28% 1/14/03                      5,000,000      4,997,689
-------------------------------------------------------------------
TOTAL DISCOUNT NOTE
  (cost $4,997,689)                                       4,997,689
-------------------------------------------------------------------

U.S. TREASURY INSTRUMENTS - 1.59%
-------------------------------------------------------------------
(+)   U.S. Treasury Bill
        1.17% 1/23/03                      3,830,000      3,827,259
      U.S. Treasury Note
        4.00% 11/15/12                        35,000         35,506
-------------------------------------------------------------------
TOTAL U.S. TREASURY INSTRUMENTS
  (cost $3,862,110)                                       3,862,765
-------------------------------------------------------------------

                                         Number        Market
WARRANTS - 0.00%                         of Shares     Value (US$)
-------------------------------------------------------------------
+     Diva Systems                               840              8
+     Horizon Pcs                                 80              4
+     Iwo Holdings                                34              9
+     Pliant Warrants                             30            151
-------------------------------------------------------------------
TOTAL WARRANTS
  (cost $12,798)                                                172
-------------------------------------------------------------------

                                         Principal
REPURCHASE AGREEMENT - 5.71%             Amount
-------------------------------------------------------------------
With Lehman Special Securities Inc.
  1.15% 1/2/03 (dated 12/31/02,
  collateralized by $14,005,000 Fannie
  Mae
  2.48% due 10/7/04, market value
  $14,007,367)                           $13,815,000   $ 13,815,000
-------------------------------------------------------------------
TOTAL REPURCHASE AGREEMENT
  (cost $13,815,000)                                     13,815,000
-------------------------------------------------------------------
TOTAL MARKET VALUE OF SECURITIES - 101.91%
  (cost $240,082,531)                                   246,736,456
-------------------------------------------------------------------
Liabilities Net of Receivables and Other
  Assets - (1.91%)                                       (4,635,410)#
-------------------------------------------------------------------
NET ASSETS - 100.00%
(Equivalent to $10.890 per share based
  on 22,231,931 shares issued and
  outstanding)                                         $242,101,046
-------------------------------------------------------------------

COMPONENTS OF NET ASSETS AT DECEMBER 31, 2002:
Common Stock, par value $.01 per share,
  50,000,000 authorized shares                         $268,094,229
Undistributed net investment income (++)                  1,403,448
Accumulated net realized loss on
  investments                                           (37,200,337)
Net unrealized appreciation of
  investments and foreign currencies                      9,803,706
-------------------------------------------------------------------
TOTAL NET ASSETS                                       $242,101,046
-------------------------------------------------------------------

+    Non-income producing security for the year ended December 31, 2002.

*     Non-income producing security. Security is currently in default.

# Of this amount, $12,243,953 represents payable for securities purchased as of December 21, 2002.

## Securities have been classified by type of business. Classification by country of origin has been presented in Note #9 to the Financial Statements.

(+)   Fully or partially pledged as collateral for open futures contracts.

(++) Undistributed net investment income includes net realized gains (losses) on foreign currencies. Net realized gains (losses) on foreign currencies are treated as net investment income in accordance with provisions of the Internal Revenue Code.

(+++) Security exempt from registration under Rule 144A of the Securities Act of 1933. See Note #8 in "Notes to Financial Statements."

X   Interest only

ADR - American Depositary Receipt

GDR - Global Depositary Receipt

GNMA - Government National Mortgage Association

REIT - Real Estate Investment Trust

TBA - To Be Announced

See accompanying notes to financial statements.

                        Global Asset Allocation Fund  17

LINCOLN NATIONAL GLOBAL ASSET ALLOCATION FUND, INC.

STATEMENT OF OPERATIONS
December 31, 2002

INVESTMENT INCOME:
  Interest                                                    $   5,147,669
---------------------------------------------------------------------------
  Dividends                                                       3,073,066
---------------------------------------------------------------------------
  Foreign tax withheld                                             (104,187)
---------------------------------------------------------------------------
    TOTAL INVESTMENT INCOME                                       8,116,548
---------------------------------------------------------------------------
EXPENSES:
  Management fees                                                 2,072,053
---------------------------------------------------------------------------
  Printing and postage                                              240,904
---------------------------------------------------------------------------
  Custody fees                                                      231,486
---------------------------------------------------------------------------
  Accounting and administration fees                                227,289
---------------------------------------------------------------------------
  Professional fees                                                  53,493
---------------------------------------------------------------------------
  Directors' fees                                                     4,200
---------------------------------------------------------------------------
                                                                  2,829,425
---------------------------------------------------------------------------
Less expenses paid indirectly                                        (7,645)
---------------------------------------------------------------------------
  TOTAL EXPENSES                                                  2,821,780
---------------------------------------------------------------------------
NET INVESTMENT INCOME                                             5,294,768
---------------------------------------------------------------------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND
FOREIGN CURRENCIES:
---------------------------------------------------------------------------
Net realized gain (loss) on:
  Investments                                                   (21,764,975)
---------------------------------------------------------------------------
  Futures contracts and options written                          (4,988,851)
---------------------------------------------------------------------------
  Foreign currencies                                                218,764
---------------------------------------------------------------------------
  Swap agreements                                                   205,634
---------------------------------------------------------------------------
  Net realized loss on investments and foreign currencies       (26,329,428)
---------------------------------------------------------------------------
  Net change in unrealized appreciation/depreciation of
  investments and foreign currencies                            (15,327,890)
---------------------------------------------------------------------------
NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS AND FOREIGN
CURRENCIES                                                      (41,657,318)
---------------------------------------------------------------------------
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS          $ (36,362,550)
---------------------------------------------------------------------------

STATEMENTS OF CHANGES OF NET ASSETS

                                                              Year ended        Year ended
                                                              12/31/02          12/31/01
                                                              ------------------------------
Changes from operations:
  Net investment income                                       $  5,294,768      $  8,263,154
--------------------------------------------------------------------------------------------
  Net realized loss on investments and foreign currencies      (26,329,428)      (11,831,727)
--------------------------------------------------------------------------------------------
  Net change in unrealized appreciation/depreciation of
  investments and foreign currencies                           (15,327,890)      (26,855,610)
--------------------------------------------------------------------------------------------
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS           (36,362,550)      (30,424,183)
--------------------------------------------------------------------------------------------
Dividends and distributions to shareholders from:
  Net investment income                                         (4,336,593)       (1,300,000)
--------------------------------------------------------------------------------------------
  Net realized gain on investments                                      --       (27,018,261)
--------------------------------------------------------------------------------------------
    TOTAL DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS           (4,336,593)      (28,318,261)
--------------------------------------------------------------------------------------------
NET DECREASE IN NET ASSETS RESULTING FROM CAPITAL SHARE
TRANSACTIONS                                                   (39,509,802)       (7,951,883)
--------------------------------------------------------------------------------------------
  TOTAL DECREASE IN NET ASSETS                                 (80,208,945)      (66,694,327)
--------------------------------------------------------------------------------------------
Net Assets, beginning of period                                322,309,991       389,004,318
--------------------------------------------------------------------------------------------
NET ASSETS, END OF PERIOD                                     $242,101,046      $322,309,991
--------------------------------------------------------------------------------------------

See accompanying notes to financial statements.

                        Global Asset Allocation Fund  18

LINCOLN NATIONAL GLOBAL ASSET ALLOCATION FUND, INC.

FINANCIAL HIGHLIGHTS
(Selected data for each capital share outstanding throughout the period)

                                                         Year ended December 31,
                                           2002       2001(1)    2000       1999       1998
                                           ----------------------------------------------------
Net asset value, beginning of period       $ 12.563   $ 14.782   $ 16.793   $ 15.759   $ 15.628

Income (loss) from investment operations:
  Net investment income(2)                    0.221      0.316      0.393      0.323      0.357
  Net realized and unrealized gain (loss)
    on investments and foreign currencies    (1.708)    (1.410)    (1.259)     1.409      1.585
                                           ----------------------------------------------------
  Total from investment operations           (1.487)    (1.094)    (0.866)     1.732      1.942
                                           ----------------------------------------------------

Less dividends and distributions from:
  Net investment income                      (0.186)    (0.050)        --     (0.266)    (0.589)
  Net realized gain on investments               --     (1.075)    (1.145)    (0.432)    (1.222)
                                           ----------------------------------------------------
  Total dividends and distributions          (0.186)    (1.125)    (1.145)    (0.698)    (1.811)
                                           ----------------------------------------------------
  Net asset value, end of period           $ 10.890   $ 12.563   $ 14.782   $ 16.793   $ 15.759
                                           ----------------------------------------------------
                                           ----------------------------------------------------

Total return(3)                              (11.89%)    (7.88%)    (5.44%)    11.33%     13.50%

Ratios and supplemental data:
  Net assets, end of period (000 omitted)  $242,101   $322,310   $389,004   $490,804   $490,154
  Ratio of expenses to average net assets      1.00%      0.96%      0.94%      0.91%      0.91%
  Ratio of net investment income to
    average net assets                         1.88%      2.38%      2.51%      2.05%      2.36%
  Portfolio turnover                            133%       186%       154%       134%       134%

(1) As required, effective January 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investments Companies that require amortization of all premium and discounts on debt securities and the recording of paydown gains and losses on mortgage- and asset-backed securities as an adjustment to interest income. The effect of these changes for the year ended December 31, 2001 was an increase in net investment income per share of $0.002, a decrease in net realized and unrealized gain
    (loss) per share of $0.002, and an increase in the ratio of net investment income to average net assets of 0.01%. Per share data and ratios for periods prior to January 1, 2001 have not been restated to reflect these changes in accounting.

(2) The average shares outstanding method has been applied for per share information.

(3) Total return percentages in this table are calculated on the basis prescribed by the Securities and Exchange Commission.

See accompanying notes to financial statements.

                        Global Asset Allocation Fund  19

LINCOLN NATIONAL GLOBAL ASSET ALLOCATION FUND, INC.

NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 2002
THE FUND: Lincoln National Global Asset Allocation Fund, Inc. (the "Fund") is registered as an open-end, diversified management investment company under The Investment Company Act of 1940, as amended. The Fund's shares are sold only to The Lincoln National Life Insurance Company and Lincoln Life & Annuity Company of New York (the "Companies") for allocation to their variable annuity products and variable universal life products.

The Fund's investment objective is to maximize long-term total return consistent with preservation of capital.

1. SIGNIFICANT ACCOUNTING POLICIES

The following accounting policies are in accordance with accounting principles generally accepted in the United States and are consistently followed by the Fund.

SECURITY VALUATION: All equity securities are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. If on a particular day an equity security does not trade, then the mean between the bid and asked prices will normally be used. Securities listed on a foreign exchange are normally valued at the last quoted sales price before the Fund is valued. U.S. government and agency securities are valued at the mean between the bid and asked prices. Other long-term debt securities are valued by an independent pricing service and such prices are believed to reflect the fair value of such securities. Exchange-traded options are valued at the last reported sales price or, if no sales are reported, at the mean between the last reported bid and asked prices. Financial futures are valued at the settlement price established each day by the board of trade or exchange on which they are traded. Forward foreign currency contracts are valued at the forward exchange rates prevailing on the day of valuation. Short-term debt securities having less than 60 days to maturity are stated at amortized cost, which approximates market value. Other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund's Board of Directors. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures, or with respect to foreign securities, aftermarket trading or significant events after local market trading (e.g. government actions or pronouncements, trading volume or volatility on markets, exchanges among dealers, or news events).

FEDERAL INCOME TAXES: The Fund intends to continue to qualify for federal income tax purposes as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

REPURCHASE AGREEMENTS: The aggregate daily balance of the cash account may be invested in repurchase agreements secured by obligations of the U.S. government. The respective collateral is held by the Fund's custodian bank until the maturity of the respective repurchase agreements. Each repurchase agreement is 102% collateralized. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to legal proceedings.

FOREIGN CURRENCY TRANSACTIONS: Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date. The value of all assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar daily. Transaction gains or losses resulting from changes in exchange rates during the reporting year or upon settlement of the foreign currency transaction are reported in operations for the current year. The Fund isolates that portion of realized gains and losses on investments in debt securities which are due to changes in foreign exchange rates from that which are due to changes in market prices of debt securities. For foreign equity securities, these changes are included in realized gains (losses) on investments. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, where such components are treated as ordinary income (loss) for federal income tax purposes.

USE OF ESTIMATES: The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting year. Actual results could differ from those estimates.

                        Global Asset Allocation Fund  20

OTHER: Security transactions are accounted for on the date the securities are purchased or sold (trade date). Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Discounts and premiums are amortized to interest income over the lives of the respective securities. Realized gains (losses) on paydowns of mortgage-and asset-backed securities are classified as interest income. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Fund is aware of such dividends, net of all non-rebatable tax withholdings. Withholding taxes on foreign dividends have been recorded in accordance with the Fund's understanding of the applicable country's tax rules and rates. The Fund declares and distributes dividends from net investment income, if any, semi-annually. Distributions from net realized gains, if any, are declared and distributed annually.

The Fund may receive earnings credits from its custodian when positive cash balances are maintained, which are used to offset custody fees. The earnings credits for the year ended December 31, 2002, were approximately $7,645. The expense paid under the above arrangement is included under custodial fees on the Statement of Operations with the expense offset shown as "expenses paid indirectly".

2. MANAGEMENT FEES AND OTHER TRANSACTIONS WITH AFFILIATES

Effective May 1, 2002, Delaware Management Company (DMC) is responsible for overall management of the Fund's investment portfolio, including monitoring of the Fund's investment sub-adviser, and provides certain administrative services to the Fund. DMC is a series of Delaware Management Business Trust (DMBT), a multi-series business trust registered with the Securities and Exchange Commission as an investment adviser. DMBT is an indirect wholly-owned subsidiary of Lincoln National Corporation (LNC). For its services, DMC receives a management fee at an annual rate of 0.75% of the first $200 million of the average daily net assets of the Fund, 0.70% of the next $200 million, and 0.68% of the average daily net assets of the Fund in excess of the $400 million.

Prior to May 1, 2002, Delaware Lincoln Investment Advisers, an affiliate of DMC, served as the investment manager to the Fund under identical terms.

Putnam Investment Management, LLC (the "Sub-Adviser") is responsible for the day-to-day management of the Fund's investment portfolio. For its services, the Sub-Adviser is paid directly by DMC, not the Fund.

If the aggregate annual expenses of the Fund, including the management fee, but excluding taxes, interest, brokerage commissions relating to the purchase or sale of portfolio securities and extraordinary non-recurring expenses, exceed 1.50% of the average daily net assets of the Fund, DMC has agreed to reimburse the Fund in the amount of such excess. No reimbursement was due for the year ended December 31, 2002.

Delaware Service Company, Inc. (DSC), an affiliate of DMC, provides accounting services and other administration support to the Fund. For these services, the Fund pays DSC a monthly fee based on average net assets, subject to certain minimums.

At December 31, 2002, the Fund had payables to affiliates as follows:

Management Fees Payable to DMC                     $154,771
Accounting and Administration Fees Payable to DSC    33,976

On December 9, 2002, stockholders of the Fund approved an amended Management Agreement between the Fund and DMC that is effective January 1, 2003. The Fund will incur additional fees and expenses under the new agreement because certain expenses relating to the administration of the Fund's affairs and the maintenance of the Fund's books and records will be paid by the Fund rather than the investment adviser.

In connection with the amended Management Agreement, the Board of Directors of the Fund approved an Administration Agreement with Lincoln National Life Insurance Company (Lincoln Life), an affiliate of DMC, dated January 1, 2003. Pursuant to the Administration Agreement, Lincoln Life will provide various administrative services necessary for the operation of the Fund. For these services, the Fund will pay Lincoln Life an annual fee of $15,000 plus the cost of certain support services, such as legal and corporate secretary services.

Certain officers and directors of the Fund are also officers or directors of the Companies and receive no compensation from the Fund. The compensation of unaffiliated directors of the Fund is borne by the Fund.

                        Global Asset Allocation Fund  21

3. INVESTMENTS

For the year ended December 31, 2002, the Fund made purchases of $310,832,730 and sales of $348,810,289 of investment securities other than U.S. government securities and short-term investments. At December 31, 2002, the estimated cost of investments for federal income tax purposes, pending final determination of wash sale adjustments, was $243,773,406. At December 31, 2002, net unrealized appreciation was $2,963,050, of which $21,393,955 related to unrealized appreciation of investments and $18,430,905 related to unrealized depreciation of investments.

4. DIVIDEND AND DISTRIBUTION INFORMATION

Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States. Ordinary income includes dividends from net investment income and distributions from short-term capital gains. The tax character of dividends and distributions paid during the years ended December 31, 2002 and 2001 were as follows:

                                12/31/02          12/31/01
                                -----------------------------
Ordinary income                 $  4,336,593      $ 3,093,807
Long-term capital gains                   --       25,224,454
                                ------------      -----------
Total                           $  4,336,593      $28,318,261
                                ============      ===========

In addition, the Fund declared an ordinary income consent dividend of $2,113,321 for the year ended December 31, 2001. Such amount has been deemed paid and contributed to the Fund as additional paid-in capital.

As of December 31, 2002, the components of net assets on a tax basis were as follows:

Shares of beneficial interest   $268,094,229
Undistributed ordinary income      5,131,526
Capital loss carryforwards       (30,965,988)
Post-October losses               (3,191,370)
Unrealized appreciation of
  investments and foreign
  currencies                       3,032,649
                                ------------
Net assets                      $242,101,046
                                ============

For federal income tax purposes, capital loss carryforwards may be carried forward and applied against future capital gains. Such capital loss carryforwards expire as follows: $4,181,378 expires in 2009 and $26,784,610 expires in 2010.

Post-October losses represent losses realized on investment and foreign currency transactions from November 1, 2002 through December 31, 2002, that, in accordance with federal income tax regulations, the Fund has elected to defer and treat as having arisen in the following fiscal year.

5. CAPITAL SHARES

Transactions in capital shares were as follows:

                                                       Shares Issued Upon
                                                       Reinvestment of
                                Capital Shares         Dividends and             Capital Shares
                                Sold                   Distributions             Redeemed
                                --------------------------------------------------------------------------
                                Shares    Amount       Shares      Amount        Shares       Amount
                                --------------------------------------------------------------------------
Year ended December 31, 2002:   535,647   $6,118,862     380,596   $ 4,336,593   (4,338,832)  $(49,965,257)
Year ended December 31, 2001:   278,501   $3,633,120   2,104,184   $28,318,261   (3,045,123)  $(39,903,264)


                                 Net Decrease Resulting
                                 From Capital Share
                                 Transactions
                                 -------------------------
                                 Shares       Amount
                                 -------------------------
Year ended December 31, 2002:    (3,422,589)  $(39,509,802)
Year ended December 31, 2001:      (662,438)  $ (7,951,883)

6. SUPPLEMENTAL FINANCIAL INSTRUMENT INFORMATION

FOREIGN EXCHANGE CONTRACTS: The Fund may enter into forward foreign currency exchange contracts as a way of managing foreign exchange rate risk. The Fund may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for. The Fund may also use these contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies. Forward foreign currency exchange contracts are valued at the mean between the bid and

                        Global Asset Allocation Fund  22
asked prices of the contracts and are marked-to-market daily. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. The change in market value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The use of forward foreign currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities, but does establish a rate of exchange that can be achieved in the future. Although forward foreign currency exchange contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts.

The following forward foreign currency exchange contracts were outstanding at December 31, 2002:

                               Contracts                                                Value of
                               to Receive                                               Contracts at                    Unrealized
                               (Deliver)                              In Exchange for   12/31/02       Settlement Date  Gain (Loss)
                               ----------------------------------------------------------------------------------------------------
                                 (1,132,000)  Australian Dollars      $      (634,939)  $   (632,808)    March 2003      $   2,131
                                 10,853,240   Australian Dollars            6,012,227      6,067,157     March 2003         54,930
                                 (4,461,625)  British Pounds               (6,984,462)    (7,143,695)    March 2003       (159,233)
                                      8,785   British Pounds                   14,099         14,142    January 2003            43
                                 (1,321,000)  Canadian Dollar                (843,761)      (833,612)    March 2003         10,149
                                  1,122,600   Canadian Dollar                 710,077        708,412     March 2003         (1,665)
                                    (29,937)  European Monetary Unit          (31,227)       (31,408)   January 2003          (181)
                                      1,996   European Monetary Unit            2,096          2,094    January 2003            (2)
                                     28,937   European Monetary Unit           31,227         30,359    January 2003          (868)
                                     29,837   European Monetary Unit           31,227         31,309    January 2003            82
                                 (8,764,770)  European Monetary Unit       (8,760,819)    (9,168,160)    March 2003       (407,341)
                                  4,221,900   European Monetary Unit        4,315,472      4,416,209     March 2003        100,737
                                 (1,240,000)  Hong Kong Dollars              (158,944)      (158,963)    March 2003            (19)
                               (819,952,800)  Japanese Yens                (6,649,523)    (6,929,839)    March 2003       (280,316)
                                232,913,900   Japanese Yens                 1,928,861      1,968,474     March 2003         39,613
                                  9,779,600   Norwegian Krone               1,323,517      1,396,766     March 2003         73,249
                                   (866,000)  Singapore Dollar               (488,245)      (499,827)    March 2003        (11,582)
                                 (5,668,000)  Swedish Krona                  (621,982)      (647,076)    March 2003        (25,094)
                                 51,018,600   Swedish Krona                 5,597,300      5,824,436     March 2003        227,136
                                 (6,241,900)  Swiss Francs                 (4,278,937)    (4,522,032)    March 2003       (243,095)
                                    (16,789)  Swiss Francs                    (12,090)       (12,143)   January 2003           (53)
                                     16,789   Swiss Francs                     12,090         12,144    January 2003            54
                                    940,000   Swiss Francs                    665,002        680,996     March 2003         15,994
                                                                                                                         ---------
                                                                                                                         $(605,331)
                                                                                                                         =========

FINANCIAL FUTURES CONTRACTS: The Fund may invest in financial futures contracts to hedge its existing portfolio securities against fluctuations in fair value caused by changes in prevailing market interest rates. Upon entering into a futures contract, the Fund deposits cash or pledges U.S. government securities to a broker, equal to the minimum "initial margin" requirements of the exchange on which the contract is traded. In some cases, due to the form of the futures agreement, initial margin is held in a segregated account with the Fund's custodian, rather than directly with the broker. Subsequent payments are received from the broker or paid to the broker or added to the segregated account each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as "variation margin" and are recorded daily by the Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risk of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities and the possibility of an illiquid secondary market for these instruments.

                        Global Asset Allocation Fund  23

Financial futures contracts open at December 31, 2002, were as follows:

                                                                               Notional                           Unrealized
                               Contracts to Buy (Sell)                         Cost (Proceeds)   Expiration Date  Gain (Loss)
                               ----------------------------------------------------------------------------------------------
                                        (60)  90 Day Euro Dollar Future         $(14,788,458)      March 2003      $ (13,542)
                                       (199)  DJ Euro Stoxx 50 Future             (4,986,197)      March 2003        (15,296)
                                        (42)  FTSE 100 Index Future               (2,592,972)      March 2003        (51,820)
                                         98   FTSE 100 Index Future                6,050,396       March 2003        120,785
                                         (5)  Hang Seng Index Future                (306,687)     January 2003         8,964
                                        (62)  Russell 2000 Future                (12,274,187)      March 2003        394,986
                                         63   Russell 2000 Future                 12,439,798       March 2003       (368,998)
                                         98   S&P 500 Index Future                21,980,592       March 2003       (447,541)
                                        (14)  S&P/TSE 60 Index Future               (673,340)      March 2003         11,180
                                        (18)  SPI 200 Index Future                  (760,879)      March 2003           (573)
                                        (42)  Tokyo Price Index Future            (2,891,903)      March 2003        (61,581)
                                          7   U.S. 10 Yr Note                        776,483       March 2003         28,845
                                        (76)  U.S. 10 Yr Note                     (8,519,096)      March 2003       (224,466)
                                         (4)  U.S. 10 Yr Swap Future*               (443,733)      March 2003         (8,267)
                                         (2)  U.S. 2 Yr Note                        (425,710)      March 2003         (4,665)
                                         18   U.S. 5 Yr Note                       1,985,842       March 2003         52,658
                                         (2)  U.S. Long Bond Future                 (218,492)      March 2003         (6,884)
                                                                                                                   ---------
                                                                                                                   $(586,215)
                                                                                                                   =========

The use of futures contracts involves elements of market risk and risks in excess of the amount recognized in the financial statements. The notional amount presented above represents the Fund's total exposure in such contracts, whereas only the net unrealized depreciation is reflected in the Fund's net assets.

* 10 Year Swap Future is based on the notional price of a 10-year interest rate swap that has notional principal equal to $100,000 and that exchanges semiannual interest payments at a fixed rate of 6% per annum for floating interest rate payments based on 3-month LIBOR.

OPTIONS WRITTEN: During the year ended December 31, 2002, the Fund entered into options contracts in accordance with its investment objectives. When the Fund writes an option, a premium is received and a liability is recorded and adjusted on a daily basis to reflect the current market value of the options written. Premiums received from writing options that expire unexercised are treated by the Fund on the expiration date as realized gains. The difference between the premium received and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is treated as realized gain or loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether the Fund has a realized gain or loss. If a put option is exercised, the premium reduces the cost basis of the securities purchased by the Fund. The Fund, as writer of an option, bears the market risk of an unfavorable change in the price of the security underlying the written option.

Transactions in options written during the year ended December 31, 2002 were as follows:

                                Number of
                                Contracts        Premiums
                                --------------------------
Options outstanding at December
  31, 2001                               --      $      --
Options written                   1,017,357        242,561
Options terminated in closing
  purchase transactions             (17,357)      (112,662)
                                -----------      ---------
Options outstanding at December
  31, 2002                        1,000,000      $ 129,899
                                ===========      =========

At December 31, 2002, the Fund had the following options written outstanding:

                                                             Number of                     Exercise   Expiration   Unrealized
                                Description                  Contracts   Notional Amount   Price      Date         Depreciation
                                -----------------------------------------------------------------------------------------------
                                J.P. Morgan Hydibb (Put)       1,000       $1,000,000        $100      5/15/07       $(61,202)

                        Global Asset Allocation Fund  24

Writing options contracts involves elements of market risk and risks in excess of the amount recognized in the financial statements. The notional amount presented above represents the Fund's total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund's net assets.

SWAP AGREEMENTS: The Fund enters into total return swap agreements in accordance with its investment objectives. A swap is an agreement to exchange the return generated by one instrument for the return generated by another instrument. Total return swaps involve commitments to pay interest in exchange for a market linked return based on a notional amount. To the extent the total return of the security, instrument or basket of instruments underlying the transaction exceeds the offsetting interest obligation, the Fund will receive a payment from the counterparty. To the extent the total return of the security, instrument or basket of instruments underlying the transaction falls short of the offsetting interest obligation, the Fund will make a payment to the counterparty. Total return swaps are marked-to-market daily based upon the fair valuation methodology established by the Fund's Board of Directors. The change in value of swap agreements outstanding, if any, is recorded as unrealized appreciation or depreciation daily and settled on a monthly basis. A realized gain or loss is recorded on the maturity or termination of the swap agreement.

At December 31, 2002, the Fund had the following total return swap agreements outstanding:

                               Notional      Expiration                                        Unrealized
                               Amount        Date            Description                       Gain
                               --------------------------------------------------------------------------
                               $35,000,000   April 4, 2003   Agreement with J.P. Morgan        $4,322,000
                                                             Securities Inc. to receive the
                                                             notional amount multiplied by
                                                             the return on the Lehman
                                                             Brothers Government Bonds Index
                                                             and to pay the notional amount
                                                             multiplied by the 1 Month BBA
                                                             LIBOR adjusted by a spread of
                                                             minus 0.16%

Because there is no organized market for these swap agreements, the value of open swaps may differ from that which would be realized in the event the Fund terminated its position in the agreement. Risks of entering into these agreements, include the potential inability of the counterparts to meet the terms of the agreements. This type of risk is generally limited to the amount of favorable movements in the value of the underlying security, instrument or basket of instruments, if any, at the day of default. Risks also rise from the potential losses from adverse market movements and such losses could exceed the related amounts shown above.

8. CREDIT AND MARKET RISKS

Some countries in which the Fund may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country's balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad. The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Fund may be inhibited. In addition, a significant portion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets are held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Fund. At December 31, 2002, the Fund did not have investments in excess of 5% of net assets in any individual foreign country.

The Fund may invest up to 10% of its net assets in illiquid securities which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of some of these securities may adversely affect the Fund's ability to dispose of such securities in a timely manner and at fair a price when it is necessary to liquidate such securities.

The Fund invests in high-yield fixed-income securities, which carry ratings of BBB or lower by S&P and Baa or lower by Moody's. Investments in these higher yielding securities are generally accompanied by a greater degree of credit risk than higher rated securities. Additionally, lower rated securities may be more susceptible to adverse economic and competitive industry conditions than investment grade securities.

                        Global Asset Allocation Fund  25

The Fund invests in fixed-income securities whose value is derived from an underlying pool of mortgages or consumer loans. Investors receive principal and interest payments as the underlying mortgages and consumer loans are paid back. Some of these securities are collateralized mortgage obligations (CMOs). CMOs are debt securities issued by U.S. government agencies or by financial institutions and other mortgage lenders, which are collateralized by a pool of mortgages held under an indenture. Prepayment of mortgages may shorten the stated maturity of the obligations and can result in a loss of premium, if any has been paid. Certain of these securities may be stripped (securities, which provide only the principal or interest feature of the underlying security). The yield to maturity on an interest-only CMO is extremely sensitive not only to changes in prevailing interest rates, but also to the rate of principal payments (including prepayments) on the related underlying mortgage assets. A rapid rate of principal payments may have a material adverse effect on the Fund's yield to maturity. If the underlying mortgage assets experience greater than anticipated prepayments of principal, the Fund may fail to fully recoup its initial investment in these securities even if the securities are rated in the highest rating categories.

9. GEOGRAPHIC DISCLOSURE

As of December 31, 2002, the Fund's geographic diversification was as follows:

Australia                                0.41%
Brazil                                   0.25%
Canada                                   1.28%
Cayman Islands                           0.74%
Denmark                                  0.15%
Finland                                  0.31%
France                                   2.27%
Germany                                  0.57%
Great Britain                            3.75%
Hong Kong                                0.18%
Ireland                                  0.22%
Israel                                   0.05%
Italy                                    0.26%
Japan                                    2.39%
Luxenberg                                0.13%
Mexico                                   0.30%
Netherlands                              0.78%
New Zealand                              0.02%
Portugal                                 0.06%
Puerto Rico                              0.28%
Singapore                                0.31%
South Korea                              1.02%
Spain                                    0.32%
Sweden                                   0.35%
Switzerland                              1.53%
United States                           82.07%
                                       -------
                                       100.00%
                                       =======

Like any investment in securities, the value of the portfolio may be subject to risk or loss from market, currency, economic, and political factors which occur in the countries where the Fund is invested.

10. LINE OF CREDIT

The Fund, along with certain other Lincoln National Mutual Funds (the "Participants"), participates in a $50,000,000 Credit Agreement to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. The Participants are charged an annual commitment fee, which is allocated among the Participants in accordance with the agreement. Effective January 1, 2003, the Fund may borrow up to 33 1/3% of its total assets (including the amount borrowed). The Fund had no amount outstanding at December 31, 2002, or at any time during the year.

                        Global Asset Allocation Fund  26

11. TAX INFORMATION (UNAUDITED)

For the fiscal year ended December 31, 2002, the Fund designates distributions paid during the year as follows:

                               (A)             (B)
                               Long-Term       Ordinary        Total           (C)
                               Capital Gains   Income          Distributions   Qualifying(1)
                               Distributions   Distributions   (Tax Basis)     Dividends
                               -------------------------------------------------------------
                                   --            100%            100%             46%

Item (A) and (B) are based on a percentage of the Fund's total distributions.

Item (C) is based on a percentage of ordinary income of the Fund.

(1) Qualifying dividends represent dividends which qualify for the corporate dividends received deduction.

12. PROXY RESULTS (UNAUDITED)

Lincoln National Global Asset Allocation Fund, Inc., shareholders voted on the following proposals at the special meeting of shareholders on December 9, 2002, or as adjourned. The resulting votes are presented below.

                                                                        Outstanding   Total        Percent   Percent    Percent
                                                                        Shares        Voted        For       Withheld   Abstained
                                                                        ---------------------------------------------------------
1.   To elect five Directors of the Fund to hold office until their respective successors have been duly elected and qualified or until their earlier resignation or removal.
                John B. Borsch, Jr.                                     23,144,259    22,843,878   94.26%     4.44%       0.00%
                Kelly D. Clevenger                                      23,144,259    22,843,878   94.42%     4.28%       0.00%
                Nancy L. Frisby                                         23,144,259    22,843,878   94.50%     4.20%       0.00%
                Barbara S. Kowalczyk                                    23,144,259    22,843,878   94.32%     4.38%       0.00%
                Kenneth G. Stella                                       23,144,259    22,843,878   94.24%     4.46%       0.00%
                                                                        Outstanding   Total        Percent   Percent    Percent
                                                                        Shares        Voted        For       Against    Abstained
                                                                        ---------------------------------------------------------
2.   To approve a reorganization to change Fund from a Maryland
     corporation to a series of a Delaware business trust.              23,144,259    22,843,878   88.44%     6.20%       4.06%
3.   To approve a proposal that would permit the Fund to enter into or
     materially change sub-advisory agreements with sub-advisers        23,144,259    22,843,878   83.13%    10.06%       5.51%
     without obtaining stockholder approval.
4.   To approve a new investment management agreement between the Fund and their current investment adviser, Delaware Management
     Company, a series of Delaware Management Business Trust.           23,144,259    22,843,878   86.65%     7.14%       4.91%
5.   To approve the amendment of certain Fundamental Investment
     Restrictions.
     5A)  Amendment to Fundamental Restrictions on Concentration of
          Investments in the Same Industry.                             23,144,259    22,843,878   85.58%     7.50%       5.62%
     5B)  Amendment to Fundamental Restrictions on Borrowing Money and
          Issuing Senior Securities.                                    23,144,259    22,843,878   85.34%     7.84%       5.52%
     5C)  Amendment to Fundamental Restrictions on Underwriting.        23,144,259    22,843,878   85.80%     7.44%       5.46%
     5D)  Amendment to Fundamental Restrictions on Investments in Real
          Estate.                                                       23,144,259    22,843,878   86.10%     7.07%       5.53%
     5E)  Amendment to Fundamental Restrictions on Investments in
          Commodities or Commodity Issues.                              23,144,259    22,843,878   85.31%     7.90%       5.49%
     5F)  Amendment to Fundamental Restrictions on Lending.             23,144,259    22,843,878   85.59%     7.51%       5.60%
     5G)  Amendment to Fundamental Restrictions on Diversification.     23,144,259    22,843,878   86.01%     7.31%       5.38%
6.   To approve the elimination of certain Fundamental Investment
     Restrictions.
     6A)  Elimination of Fundamental Restrictions on Investments in
          Other Investment Companies.                                   23,144,259    22,843,878   83.02%     9.33%       6.35%
     6B)  Elimination of Fundamental Restrictions on Selling
          Securities Short.                                             23,144,259    22,843,878   82.11%     9.62%       6.97%
     6C)  Elimination of Fundamental Restrictions on Margin
          Transactions.                                                 23,144,259    22,843,878   81.68%     9.98%       7.04%
     6D)  Elimination of Fundamental Restrictions on Pledging Fund
          Assets.                                                       23,144,259    22,843,878   82.22%     9.47%       7.01%
     6E)  Elimination of Fundamental Restrictions on Illiquid and
          Restricted Securities.                                        23,144,259    22,843,878   82.25%     9.37%       7.08%
     6F)  Elimination of Fundamental Restrictions on Purchase of Put
          and Call Options.                                             23,144,259    22,843,878   82.43%     9.20%       7.07%
     6G)  Elimination of Fundamental Restrictions on Investments in
          Companies for the Purpose of Acquiring Control.               23,144,259    22,843,878   82.79%     8.96%       6.95%

                        Global Asset Allocation Fund  27

LINCOLN NATIONAL GLOBAL ASSET ALLOCATION FUND, INC.
REPORT OF INDEPENDENT AUDITORS
TO THE SHAREHOLDERS AND BOARD OF DIRECTORS
LINCOLN NATIONAL GLOBAL ASSET ALLOCATION FUND, INC.

We have audited the accompanying statement of net assets of Lincoln National Global Asset Allocation Fund, Inc. (the "Fund") as of December 31, 2002, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of December 31, 2002, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Lincoln National Global Assets Allocation Fund, Inc. at December 31, 2002, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and its financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States.

                                            [ERNST & YOUNG LLP]

Philadelphia, Pennsylvania
February 7, 2003

                        Global Asset Allocation Fund  28

OFFICER/DIRECTOR INFORMATION

Name, address and            Position(s) held     Term of office                                Number of
date of birth                with the funds       and length of      Principal                  funds in
                                                  time served        occupation(s)              fund complex
                                                                     during the past            overseen by
                                                                     five years                 Director
------------------------------------------------------------------------------------------------------------
Kelly D. Clevenger(1)        Chairman, President  Chairman since     Vice President, The            12
1300 S. Clinton Street       and Director         August 1995;       Lincoln National Life
Fort Wayne, IN 46802                              President and      Insurance Company. Vice
DOB: 07/25/52                                     Director since     President, Lincoln
                                                  November 1994      Retirement Services
                                                                     Company, LLC; Second Vice
                                                                     President, Lincoln Life &
                                                                     Annuity Company of New
                                                                     York
Barbara S. Kowalczyk         Director             Director since     Senior Vice President,         12
Centre Square,                                    November 1993      Corporate Planning and
West Tower                                                           Development, Lincoln
1500 Market St., Suite 3900                                          National Corporation
Philadelphia, PA 19102                                               (insurance holding
DOB: 04/07/51                                                        company); Senior Vice
                                                                     President, Lincoln
                                                                     National Management
                                                                     Corporation
John B. Borsch, Jr.          Director             Director since     Retired; formerly              12
1300 S. Clinton Street                            December 1981      Associate Vice President,
Fort Wayne, IN 46802                                                 Investments, Northwestern
DOB: 06/09/33                                                        University
Nancy L. Frisby              Director             Director since     Vice President and Chief       12
1300 S. Clinton Street                            April 1992         Financial Officer, DeSoto
Fort Wayne, IN 46802                                                 Memorial Hospital;
DOB: 11/10/41                                                        formerly Chief Financial
                                                                     Officer, Bascom Palmer
                                                                     Eye Institute, University
                                                                     of Miami School of
                                                                     Medicine; formerly Vice
                                                                     President and Chief
                                                                     Financial Officer, St.
                                                                     Joseph Medical Center,
                                                                     Inc.
Kenneth G. Stella            Director             Director since     President, Indiana             12
1300 S. Clinton Street                            February 1998      Hospital & Health
Fort Wayne, IN 46802                                                 Association
DOB: 08/20/43
Frederick J. Crawford(1)     Vice President and   Vice President     Vice President and             N/A
Centre Square,               Treasurer            and Treasurer      Treasurer, Lincoln
West Tower,                                       since January      National Corporation;
1500 Market Street,                               2001               formerly President and
Suite 3900                                                           Market Manager, Greater
Philadelphia, PA 19102                                               Cincinnati Region, Bank
DOB: 08/03/63                                                        One, N.A.
Cynthia A. Rose(1)           Secretary            Secretary since    Secretary and Assistant        N/A
1300 S. Clinton Street                            February 1995      Vice President, The
Fort Wayne, IN 46802                                                 Lincoln National Life
DOB: 04/24/54                                                        Insurance Company;
                                                                     formerly Assistant
                                                                     Secretary, Lincoln
                                                                     National Corporation
William P. Flory, Jr.(1)     Assistant Vice       Chief Accounting   Assistant Vice President,      N/A
1300 S. Clinton Street       President and Chief  Officer since May  The Lincoln National Life
Fort Wayne, IN 46802         Accounting Officer   2002               Insurance Company;
DOB: 09/02/61                                                        formerly Vice President,
                                                                     MetLife Investors;
                                                                     formerly Assistant Vice
                                                                     President, MetLife
                                                                     Investors; formerly
                                                                     Accounting Manager,
                                                                     Transamerica Life
                                                                     Companies
Steven M. Kluever(1)         Second Vice          Second Vice        Second Vice President,         N/A
1300 S. Clinton Street       President            President since    The Lincoln National Life
Fort Wayne, IN 46802                              August 1999;       Insurance Company; Second
DOB: 08/04/62                                     Assistant Vice     Vice President, Lincoln
                                                  President since    Life & Annuity Company of
                                                  August 1997        New York

Name, address and            Other directorships
date of birth                held by Director

---------------------------  -------------------------
Kelly D. Clevenger(1)        Lincoln Retirement
1300 S. Clinton Street       Services Company, LLC
Fort Wayne, IN 46802
DOB: 07/25/52
Barbara S. Kowalczyk         Lincoln National
Centre Square,               Management Corporation;
West Tower                   The Lincoln National Life
1500 Market St., Suite 3900  Insurance Company;
Philadelphia, PA 19102       Lincoln Financial Group
DOB: 04/07/51                Foundation, Inc.; Lincoln
                             Life & Annuity Company of
                             New York; Lincoln
                             National (UK) PLC
                             (financial services
                             company)
John B. Borsch, Jr.          N/A
1300 S. Clinton Street
Fort Wayne, IN 46802
DOB: 06/09/33
Nancy L. Frisby              N/A
1300 S. Clinton Street
Fort Wayne, IN 46802
DOB: 11/10/41
Kenneth G. Stella            First National Bank &
1300 S. Clinton Street       Trust
Fort Wayne, IN 46802
DOB: 08/20/43
Frederick J. Crawford(1)     N/A
Centre Square,
West Tower,
1500 Market Street,
Suite 3900
Philadelphia, PA 19102
DOB: 08/03/63
Cynthia A. Rose(1)           N/A
1300 S. Clinton Street
Fort Wayne, IN 46802
DOB: 04/24/54
William P. Flory, Jr.(1)     N/A
1300 S. Clinton Street
Fort Wayne, IN 46802
DOB: 09/02/61
Steven M. Kluever(1)         N/A
1300 S. Clinton Street
Fort Wayne, IN 46802
DOB: 08/04/62

------------------------
Additional information on the officers and directors can be found in the Statement of Additional Information ("SAI") to the Fund's prospectus. To obtain a free copy of the SAI, write: Lincoln National Life Insurance Company, P.O. Box 2340, Fort Wayne, Indiana 46801, or call 1-800-4LINCOLN (454-6265). The SAI is also available on the SEC's web site (http://www.sec.gov).

(1) All of the executive officers are "interested persons" of the Fund, as that term is defined by Section 2(a)(19) of the 1940 Act, by reason of their being officers of the Fund.

(2) The officers and directors are re-elected annually. The officers and directors hold their position with the Fund until retirement or resignation. The Bylaws of the Funds do not specify a term of office.

                        Global Asset Allocation Fund  29

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

LINCOLN NATIONAL GLOBAL ASSET ALLOCATION FUND, INC. (Registrant)

By       /s/ Kelly D. Clevenger
    --------------------------------------------------------------
         Kelly D. Clevenger
         President
         (Signature and Title)

Date     March 7, 2003
     ----------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By       /s/ Kelly D. Clevenger
    --------------------------------
         Kelly D. Clevenger
         Chairman, President and Director
         (Signature and Title)

Date     March 7, 2003
     ----------------------



By       /s/ William P. Flory, Jr.
   ---------------------------------
         William P. Flory, Jr.
         Assistant Vice President and Chief Accounting Officer
         (Signature and Title)

Date     March 7, 2003
     -------------------------------